UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21638
JPMorgan Institutional Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue
New York, New York 10036
(Address of principal executive offices) (Zip code)
Stephen M. Benham
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (800) 480-4111
Date of fiscal year end: June 30, 2005
Date of reporting period: September 30, 2005
ITEM 1. SCHEDULE OF INVESTMENTS.
JPMorgan Institutional Trust
Schedule of Portfolio Investments as of September 30, 2005
(Unaudited)
THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
JPMorgan Distribution Services, Inc.
© J.P. Morgan Chase & Co., 2005.

JPMorgan Intermediate Bond Trust
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 97.3%
Asset Backed Securities — 3.3%
$405	American Express Credit Account Master Trust
	Series 2004-3, Class A, 4.35%, 12/15/11	$402
	AmeriCredit Automobile Receivables Trust
196	Series 2001-D, Class A4, 4.41%, 11/12/08	196
384	Series 2002-A, Class A4, 4.61%, 01/12/09	384
382	Series 2002-D, Class A4, 3.40%, 04/13/09	379
202	Series 2003-BX, Class A4A, 2.72%, 01/06/10	199
202	Capital One Master Trust
	Series 2001-5, Class A, 5.30%, 06/15/09	203
	Citibank Credit Card Issuance Trust
202	Series 2002-A1, Class A1, 4.95%, 02/09/09	203
860	Series 2002-C2, Class C2, 6.95%, 02/18/14	942
500	Series 2005-B1, Class B1, 4.40%, 09/15/10	496
337	CNH Equipment Trust
	Series 2003-B, Class A4B, 3.38%, 02/15/11	330
383	Conseco Finance
	Series 2001-B, Class 1M1, 7.27%, 04/15/09	388
2,227	Countrywide Asset-Backed Certificates
	Series 2004-AB2, Class A2, FRN, 4.10%, 10/25/33	2,231
226	GE Capital Mortgage Services, Inc.
	Series 1999-HE, Class M, 6.71%, 04/25/29	228
600	Household Automotive Trust
	Series 2005-1 Class A4, 4.35%, 06/18/12	593
	MBNA Credit Card Master Note Trust
607	Series 2002-C1, Class C1, 6.80%, 07/15/14	661
253	Series 2003-C1, Class C1, FRN, 5.47%, 06/15/12	268
	MBNA Master Credit Card Trust USA
445	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	494
405	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	427
237	Onyx Acceptance Grantor Trust
	Series 2002-C, Class A4, 4.07%, 04/15/09	237
101	Residential Asset Mortgage Products, Inc.
	Series 2001-RS3, Class AI4, SUB, 6.29%, 10/25/31	101
395	Textron Financial Corp. Receivables Trust
	Series 2000-C, Class A3, 6.61%, 02/15/15 (e)	398
	WFS Financial Owner Trust
244	Series 2002-1, Class A4A, 4.87%, 09/20/09	245
292	Series 2002-2, Class A4, SUB, 4.50%, 02/20/10	292
10	Series 2003-1, Class A3, 2.03%, 08/20/07	10
44	Series 2003-2, Class A3, 1.76%, 01/21/08	44
405	Series 2003-2, Class A4, 2.41%, 12/20/10	398
497	Series 2003-4, Class A4, 3.15%, 05/20/11	488
277	Series 2004-1, Class A3, 2.19%, 06/20/08	275

	Total Asset Backed Securities
	(Cost $11,616)	11,512

Principal Amount		Security Description	Value

Collateralized Mortgage Obligations — 48.6%
Agency CMO — 39.7%
3,000		Federal Home Loan Bank System
		Series 9M-2012, Class A, 4.72%, 09/20/12	2,976
		Federal Home Loan Mortgage Corp.
34		Series 11, Class D, 9.50%, 07/15/19	34
1		Series 41, Class I, HB, 84.00%, 05/15/20	1
15		Series 46, Class B, 7.80%, 09/15/20	15
6		Series 47, Class F, 10.00%, 06/15/20	6
-(h	)	Series 85, Class C, 8.60%, 01/15/21	-(h	)
13		Series 99, Class Z, 9.50%, 01/15/21	13
59		Series 114, Class H, 6.95%, 01/15/21	58
-(h	)	Series 1072, Class A, IO, HB, 1008.50%, 05/15/06	-(h	)
5		Series 1079, Class S, IF, 21.04%, 05/15/21	5
7		Series 1084, Class F, FRN, 4.76%, 05/15/21	7
5		Series 1084, Class S, IF, 28.07%, 05/15/21	5
-(h	)	Series 1098, Class M, IO, HB, 1008.00%, 06/15/06	-(h	)
26		Series 1144, Class KB, 8.50%, 09/15/21	26
-(h	)	Series 1172, Class L, IO, HB, VAR, 1180.80%, 11/15/21	-(h	)
-(h	)	Series 1196, Class B, IF, IO, HB, 727.20%, 01/15/22	1
53		Series 1206, Class IA, 7.00%, 03/15/22	53
749		Series 1212, Class IZ, 8.00%, 02/15/22	750
37		Series 1250, Class J, 7.00%, 05/15/22	37
-(h	)	Series 1298, Class L, IO, HB, 981.87%, 06/15/07	-(h	)
96		Series 1343, Class LA, 8.00%, 08/15/22	99
112		Series 1404, Class FA, 4.50%, 11/15/07	112
17		Series 1465, Class SA, IF, IO, 5.19%, 02/15/08	1
425		Series 1466, Class PZ, 7.50%, 02/15/23	441
6		Series 1470, Class F, FRN, 3.76%, 02/15/23	6
164		Series 1491, Class I, 7.50%, 04/15/23	174
12		Series 1506, Class F, FRN, 4.41%, 05/15/08	12
2		Series 1506, Class S, IF, 14.26%, 05/15/08	2
27		Series 1506, Class SD, IF, IO 4.69%, 05/15/08	1
607		Series 1512, Class J, 6.50%, 05/15/08	614
74		Series 1513, Class AG, FRN, 3.34%, 05/15/08	73
139		Series 1513, Class N, 6.50%, 05/15/08	141
161		Series 1518, Class G, IF, 5.39%, 05/15/23	159
153		Series 1541,Class O, FRN, 3.39%, 07/15/23	149
60		Series 1544, Class J, IF, 8.96%, 07/15/08	61
35		Series 1549, Class K, 8.50%, 07/15/08	36
330		Series 1558, Class D, 6.50%, 07/15/23	335
115		Series 1586, Class M, 5.00%, 09/15/08	115
308		Series 1587, Class SL, IF, 13.71%, 10/15/08	313
35		Series 1600, Class SC, IF, 8.60%, 10/15/08	35
3		Series 1602, Class SA, IF, 10.36%, 10/15/23	3
45		Series 1604, Class SA, IF, 10.76%, 11/15/08	47

Principal Amount	Security Description	Value

84	Series 1606, Class SC, IF, 14.95%, 11/15/08	91
767	Series 1607, Class H, 6.25%, 10/15/13	785
304	Series 1608, Class L, 6.50%, 09/15/23	317
363	Series 1609, Class LG, IF, 9.07%, 11/15/23	390
331	Series 1611, Class JA, FRN, 4.88%, 08/15/23	332
301	Series 1611, Class JB, IF, 9.06%, 08/15/23	300
56	Series 1625, Class SD, IF, 8.50%, 12/15/08	59
27	Series 1665, Class FA, FRN, 3.74%, 06/15/23	27
6	Series 1671, Class L, 7.00%, 02/15/24	6
7	Series 1685, Class Z, 6.00%, 11/15/23	7
80	Series 1689, Class SD, IF, 9.87%, 10/15/23	82
101	Series 1698, Class SC, IF, 10.65%, 03/15/09	108
69	Series 1700, Class GA, PO, 02/15/24	63
405	Series 1706, Class K, 7.00%, 03/15/24	425
73	Series 1745, Class D, 7.50%, 08/15/24	74
177	Series 1798, Class F, 5.00%, 05/15/23	176
9	Series 1807, Class G, 9.00%, 10/15/20	10
89	Series 1900, Class TA, PO, 08/15/08	86
771	Series 1927, Class PH, 7.50%, 01/15/27	800
38	Series 1967, Class PC, PO, 10/15/08	36
353	Series 1981, Class Z, 6.00%, 05/15/27	359
108	Series 1987, Class PE, 7.50%, 09/15/27	111
19	Series 2017, Class SE, IF, 14.19%, 12/15/08	21
340	Series 2025, Class PE, 6.30%, 01/15/13	347
52	Series 2033, Class SN, IF, IO, 19.05%, 03/15/24	13
145	Series 2038, Class PN, IO, 7.00%, 03/15/28	24
364	Series 2040, Class PE, 7.50%, 03/15/28	383
267	Series 2056, Class TD, 6.50%, 05/15/18	276
964	Series 2063, Class PG, 6.50%, 06/15/28	990
148	Series 2064, Class TE, 7.00%, 06/15/28	154
640	Series 2075, Class PH, 6.50%, 08/15/28	658
304	Series 2075, Class PM, 6.25%, 08/15/28	314
168	Series 2089, Class PJ, IO, 7.00%, 10/15/28	29

Principal Amount	Security Description	Value

142	Series 2097, Class PV, 6.00%, 09/15/09	144
149	Series 2102, Class TC, 6.00%, 12/15/13	153
451	Series 2125, Class JZ, 6.00%, 02/15/29	460
3	Series 2137, Class TM, 6.50%, 01/15/28	3
65	Series 2163, Class PC, IO, 7.50%, 06/15/29	12
506	Series 2169, Class TB, 7.00%, 06/15/29	536
202	Series 2172, Class QC, 7.00%, 07/15/29	214
4	Series 2196, Class TL, 7.50%, 11/15/29	4
248	Series 2201, Class C, 8.00%, 11/15/29	260
392	Series 2210, Class Z, 8.00%, 01/15/30	415
184	Series 2224, Class CB, 8.00%, 03/15/30	192
302	Series 2256, Class MC, 7.25%, 09/15/30	311
413	Series 2259, Class ZM, 7.00%, 10/15/30	430
314	Series 2271, Class PC, 7.25%, 12/15/30	326
202	Series 2283, Class K, 6.50%, 12/15/23	214
200	Series 2296, Class PD, 7.00%, 03/15/31	208
23	Series 2299, Class G, 7.00%, 05/15/14	23
87	Series 2306, Class K, PO, 05/15/24	77
213	Series 2306, Class SE, IF, IO, 6.36%, 05/15/24	32
322	Series 2312, Class KV, 6.50%, 05/15/14	324
116	Series 2317, Class VG, 6.50%, 04/15/31	117
244	Series 2333, Class HC, 6.00%, 07/15/31	246
296	Series 2344, Class QG, 6.00%, 08/15/16	304
3,165	Series 2344, Class ZD, 6.50%, 08/15/31	3,303
503	Series 2344, Class ZJ, 6.50%, 08/15/31	519
417	Series 2345, Class NE, 6.50%, 08/15/31	429
493	Series 2345, Class PQ, 6.50%, 08/15/16	510
159	Series 2345, Class PV, 6.50%, 01/15/24	160
405	Series 2347, Class VP, 6.50%, 03/15/20	417
464	Series 2349, Class NW, 6.50%, 10/15/16	468
263	Series 2351, Class PZ, 6.50%, 08/15/31	277
235	Series 2353, Class PC, 6.50%, 09/15/15	235
359	Series 2355, Class BP, 6.00%, 09/15/16	369

Principal Amount	Security Description	Value

66	Series 2357, Class VX, 6.50%, 12/15/17	66
410	Series 2360, Class PG, 6.00%, 09/15/16	420
197	Series 2362, Class PD, 6.50%, 06/15/20	201
192	Series 2362, Class PJ, 6.50%, 10/15/28	194
337	Series 2366, Class MD, 6.00%, 10/15/16	346
80	Series 2367, Class VD, 6.00%, 01/15/19	80
44	Series 2382, Class TL, IO, 6.50%, 02/15/31	2
312	Series 2391, Class QE, 5.50%, 05/15/15	314
506	Series 2391, Class QR, 5.50%, 12/15/16	516
476	Series 2391, Class VQ, 6.00%, 10/15/12	488
405	Series 2392, Class PV, 6.00%, 12/15/20	412
181	Series 2410, Class HC, 5.50%, 02/15/09	181
344	Series 2410, Class NG, 6.50%, 02/15/32	357
497	Series 2410, Class OE, 6.38%, 02/15/32	510
1,012	Series 2410, Class QS, IF, 9.70%, 02/15/32	990
187	Series 2410, Class QX, IF, IO, 4.88%, 02/15/32	14
96	Series 2412, Class SE, IF, 8.43%, 02/15/09	98
405	Series 2412, Class SP, IF, 8.56%, 02/15/32	370
207	Series 2423, Class MC, 7.00%, 03/15/32	215
403	Series 2423, Class MT, 7.00%, 03/15/32	418
1,215	Series 2434, Class TC, 7.00%, 04/15/32	1,271
243	Series 2435, Class CJ, 6.50%, 04/15/32	257
405	Series 2435, Class VH, 6.00%, 07/15/19	419
304	Series 2441, Class GF, 6.50%, 04/15/32	319
497	Series 2444, Class ES, IF, IO, 4.18%, 03/15/32	43
478	Series 2450, Class GZ, 7.00%, 05/15/32	502
199	Series 2450, Class SW, IF, IO, 4.23%, 03/15/32	19
297	Series 2454, Class VB, 6.50%, 10/15/15	301
405	Series 2455, Class GK, 6.50%, 05/15/32	423
492	Series 2460, Class VZ, 6.00%, 11/15/29	503
694	Series 2461, Class VB, 6.50%, 04/15/18	705
1,417	Series 2462, Class JG, 6.50%, 06/15/32	1,476
1,012	Series 2466, Class DH, 6.50%, 06/15/32	1,054

Principal Amount	Security Description	Value

1,012	Series 2466, Class PG, 6.50%, 04/15/32	1,056
405	Series 2474, Class NR, 6.50%, 07/15/32	424
497	Series 2484, Class LZ, 6.50%, 07/15/32	524
12	Series 2496, Class LD, 8.50%, 11/15/15	12
1,012	Series 2498, Class UD, 5.50%, 06/15/16	1,023
1,012	Series 2500, Class GD, 5.50%, 12/15/15	1,020
607	Series 2500, Class MC, 6.00%, 09/15/32	624
1,012	Series 2500, Class TD, 5.50%, 02/15/16	1,021
607	Series 2512, Class PG, 5.50%, 10/15/22	625
273	Series 2513, Class YO, PO, 02/15/32	241
607	Series 2515, Class DE, 4.00%, 03/15/32	568
84	Series 2519, Class BT, 8.50%, 09/15/31	89
482	Series 2527, Class VU, 5.50%, 10/15/13	489
304	Series 2535, Class BK, 5.50%, 12/15/22	310
425	Series 2537, Class TE, 5.50%, 12/15/17	436
675	Series 2543, Class YX, 6.00%, 12/15/32	696
729	Series 2557, Class WJ, 5.00%, 07/15/14	731
607	Series 2565, Class MB, 6.00%, 05/15/30	623
810	Series 2575, Class ME, 6.00%, 02/15/33	834
424	Series 2586, Class WI, IO, 6.50%, 03/15/33	91
1,175	Series 2594, Class VA, 6.00%, 03/15/14	1,203
503	Series 2594, Class VP, 6.00%, 02/15/14	514
405	Series 2594, Class VQ, 6.00%, 08/15/20	416
720	Series 2597, Class AD, 6.50%, 03/15/32	761
988	Series 2597, Class DS, IF, IO, 3.78%, 02/15/33	66
2,178	Series 2599, Class DS, IF, IO, 3.23%, 02/15/33	128
2,204	Series 2610, Class DS, IF, IO, 3.33%, 03/15/33	136
1,301	Series 2611, Class SH, IF, IO, 3.88%, 10/15/21	107
405	Series 2617, Class GR, 4.50%, 05/15/18	391
394	Series 2619, Class IM, IO, 5.00%, 10/15/21	59
1,000	Series 2628, Class WA, 4.00%, 07/15/28	950
202	Series 2631, Class LC, 4.50%, 06/15/18	195
202	Series 2640, Class VE, 3.25%, 07/15/22	174

Principal Amount	Security Description	Value

120	Series 2643, Class HI, IO, 4.50%, 12/15/16	14
726	Series 2643, Class KG, 4.00%, 05/15/18	723
446	Series 2651, Class VZ, 4.50%, 07/15/18	425
268	Series 2656, Class SH, IF, 10.30%, 02/15/25	288
310	Series 2668, Class SB, IF, 3.85%, 10/15/15	301
202	Series 2672, Class ME, 5.00%, 11/15/22	201
506	Series 2675, Class CK, 4.00%, 09/15/18	472
393	Series 2682, Class YS, IF, 3.46%, 10/15/33	283
243	Series 2684, Class TO, PO, 10/15/33	141
202	Series 2686, Class GB, 5.00%, 05/15/20	202
161	Series 2691, Class WS, IF, 3.35%, 10/15/33	113
1,000	Series 2695, Class DE, 4.00%, 01/15/17	956
234	Series 2705, Class SC, IF, 3.35%, 11/15/33	167
234	Series 2705, Class SD, IF, 6.11%, 11/15/33	193
1,478	Series 2727, Class BS, IF, 3.42%, 01/15/34	978
122	Series 2733, Class GF, FRN, 0.00%, 09/15/33	120
121	Series 2739, Class S, IF, 4.46%, 01/15/34	103
157	Series 2744, Class FE, FRN, 0.00%, 02/15/34	122
405	Series 2744, Class PC, 5.50%, 01/15/31	413
505	Series 2744, Class PD, 5.50%, 08/15/33	525
405	Series 2744, Class TU, 5.50%, 05/15/32	408
416	Series 2749, Class PK, IO, 5.00%, 09/15/22	30
194	Series 2753, Class S, IF, 4.46%, 02/15/34	147
158	Series 2755, Class SA, IF, 6.66%, 05/15/30	156
74	Series 2769, PO, 03/15/34	44
412	Series 2776, Class SK, IF, 3.42%, 04/15/34	308
304	Series 2846, PO, 08/15/34	237
100	Series 2925, Class ZM, 5.00%, 01/15/35	99
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
153	Series T-41, Class 3A, 7.50%, 07/25/32	161
136	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	141
1,284	Series T-54, Class 2A, 6.50%, 02/25/43	1,319
449	Series T-54, Class 3A, 7.00%, 02/25/43	470

Principal Amount		Security Description	Value

110		Series T-58, Class A, PO, 09/25/43	95
255		Federal Home Loan Mortgage Corp.- Government National Mortgage Association
		Series 24, Class ZE, 6.25%, 11/25/23	261
		Federal National Mortgage Association
9		Series 1988-7, Class Z, 9.25%, 04/25/18	10
42		Series 1989-70, Class G, 8.00%, 10/25/19	45
18		Series 1989-78, Class H, 9.40%, 11/25/19	19
15		Series 1989-83, Class H, 5.50%, 08/25/35	16
15		Series 1989-89, Class H, 9.00%, 11/25/19	16
5		Series 1990-1, Class D, 8.80%, 01/25/20	6
8		Series 1990-7, Class B, 8.50%, 01/25/20	9
9		Series 1990-60, Class K, 5.50%, 06/25/20	9
7		Series 1990-63, Class H, 9.50%, 06/25/20	8
10		Series 1990-93, Class G, 5.50%, 08/25/20	9
-	(h)	Series 1990-94, Class H, HB, 504.00%, 08/25/20	1
-	(h)	Series 1990-95, Class J, IO, HB, 1118.04%, 08/25/20	2
39		Series 1990-102, Class J, 6.50%, 08/25/20	40
17		Series 1990-120, Class H, 9.00%, 10/25/20	18
4		Series 1990-134, Class SC, IF, 15.83%, 11/25/20	5
-	(h)	Series 1990-140, Class K, IO, HB, 652.15%, 12/25/20	3
-	(h)	Series 1991-4, Class N, IO, HB, 758.75%, 01/25/06	-	(h)
-	(h)	Series 1991-7, Class K, IO, HB, 910.80%, 02/25/21	-	(h)
-	(h)	Series 1991-20, Class M, IO, HB, 908.75%, 03/25/06	-	(h)
-	(h)	Series 1991-33, Class J, IO, HB, 1008.00%, 04/25/06	-	(h)
24		Series 1991-42, Class S, IF, 10.95%, 05/25/21	27
51		Series 1992-33, Class F, FRN, 3.74%, 03/25/22	50
20		Series 1992-44, Class K, 7.25%, 04/25/07	20
25		Series 1992-143, Class MA, 5.50%, 09/25/22	25
202		Series 1993-18, Class PK, 6.50%, 02/25/08	205
150		Series 1993-25, Class J, 7.50%, 03/25/23	157
974		Series 1993-37, Class PX, 7.00%, 03/25/23	1,016
291		Series 1993-41, Class PH, 6.00%, 03/25/23	292
348		Series 1993-54, Class Z, 7.00%, 04/25/23	361

Principal Amount	Security Description	Value

73	Series 1993-62, Class SA, IF, 14.10%, 04/25/23	86
17	Series 1993-72, Class F, FRN, 3.66%, 05/25/08	17
94	Series 1993-122, Class M, 6.50%, 07/25/23	97
32	Series 1993-165, Class SD, IF, 9.00%, 09/25/23	34
18	Series 1993-170, Class SE, IF, 15.25%, 09/25/08	19
25	Series 1993-175, Class SA, IF, 13.00%, 09/25/08	27
137	Series 1993-178, Class PK, 6.50%, 09/25/23	138
1,012	Series 1993-183, Class KA, 6.50%, 10/25/23	1,069
1,070	Series 1993-189, Class PL, 6.50%, 10/25/23	1,105
170	Series 1993-190, Class S, IF, 10.76%, 10/25/08	174
33	Series 1993-196, Class FA, FRN, 3.66%, 10/25/08	33
133	Series 1993-225, Class SG, IF, 11.25%, 12/25/13	142
26	Series 1993-225, Class VO, IF, 9.54%, 12/25/22	26
241	Series 1993-247, Class SA, IF, 18.80%, 12/25/23	300
580	Series 1993-250, Class Z, 7.00%, 12/25/23	598
1,068	Series 1993-257, Class C, PO, 06/25/23	966
14	Series 1994-9, Class E, PO, 11/25/23	12
42	Series 1994-12, Class FC, FRN, 3.81%, 01/25/09	42
19	Series 1994-13, Class SK, IF, 14.34%, 02/25/09	20
95	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	7
26	Series 1994-20, Class Z, 6.50%, 02/25/09	26
293	Series 1994-34, Class DZ, 6.00%, 03/25/09	298
145	Series 1994-40, Class VC, 6.50%, 02/25/10	147
154	Series 1994-55, Class G, 6.75%, 12/25/23	155
619	Series 1996-14, Class SE, IF, IO, 6.55%, 08/25/23	105
36	Series 1996-20, Class L, PO, 09/25/08	34
71	Series 1996-24, Class E, PO, 03/25/09	67
31	Series 1996-27, Class FC, FRN, 4.34%, 03/25/17	31
307	Series 1996-32, Class PH, 7.00%, 01/25/26	314
87	Series 1996-39, Class J, PO, 09/25/08	83
4	Series 1996-46, Class PE, PO, 09/25/06	4
59	Series 1996-59, Class J, 6.50%, 08/25/22	61
432	Series 1996-59, Class K, 6.50%, 07/25/23	440

Principal Amount	Security Description	Value

335	Series 1997-20, Class IB, IO, FRN, 1.84%, 03/25/27	18
392	Series 1997-20, Class IO, FRN, 1.84%, 03/25/27	22
150	Series 1997-27, Class J, 7.50%, 04/18/27	158
133	Series 1997-29, Class J, 7.50%, 04/20/27	139
275	Series 1997-39, Class PD, 7.50%, 05/20/27	286
121	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	23
18	Series 1998-4, Class C, PO, 04/25/23	16
88	Series 1998-27, Class B, PO, 12/25/08	84
240	Series 1998-36, Class ZB, 6.00%, 07/18/28	245
756	Series 2000-2, Class ZE, 7.50%, 02/25/30	797
376	Series 2001-4, Class PC, 7.00%, 03/25/21	392
639	Series 2001-5, Class OW, 6.00%, 03/25/16	653
930	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	179
810	Series 2001-36, Class DE, 7.00%, 08/25/31	844
195	Series 2001-44, Class PD, 7.00%, 09/25/31	202
422	Series 2001-48, Class Z, 6.50%, 09/25/21	449
217	Series 2001-49, Class Z, 6.50%, 09/25/31	224
769	Series 2001-50, Class VB, 6.50%, 12/25/16	782
553	Series 2001-52, Class XM, 6.50%, 11/25/10	565
709	Series 2001-61, Class VB, 7.00%, 12/25/16	737
288	Series 2001-61, Class VQ, 6.50%, 08/25/15	294
310	Series 2001-71, Class GU, 6.00%, 05/25/14	315
607	Series 2001-71, Class MB, 6.00%, 12/25/16	624
926	Series 2001-71, Class QE, 6.00%, 12/25/16	949
2,854	Series 2001-74, Class MB, 6.00%, 12/25/16	2,985
709	Series 2001-78, Class VB, 6.00%, 12/25/15	712
344	Series 2001-80, Class PE, 6.00%, 07/25/29	352
161	Series 2001-81, Class LO, PO, 01/25/32	134
457	Series 2002-1, Class HC, 6.50%, 02/25/22	473
164	Series 2002-1, Class SA, IF, 12.74%, 02/25/32	177
397	Series 2002-2, Class UC, 6.00%, 02/25/17	404
607	Series 2002-3, Class OG, 6.00%, 02/25/17	628
195	Series 2002-8, Class SR, IF, 8.29%, 03/25/09	198

Principal Amount	Security Description	Value

1,235	Series 2002-18, Class PC, 5.50%, 04/25/17	1,263
506	Series 2002-21, Class PE, 6.50%, 04/25/32	523
405	Series 2002-24, Class AJ, 6.00%, 04/25/17	416
405	Series 2002-28, Class PK, 6.50%, 05/25/32	421
727	Series 2002-37, Class Z, 6.50%, 06/25/32	751
810	Series 2002-56, Class UC, 5.50%, 09/25/17	827
511	Series 2002-59, Class AC, 6.00%, 03/25/28	522
29	Series 2002-59, Class VA, 6.50%, 04/25/32	29
810	Series 2002-59, Class VB, 6.50%, 04/25/32	820
1,417	Series 2002-61, Class PE, 5.50%, 05/25/16	1,432
810	Series 2002-74, Class LD, 5.00%, 01/25/16	810
1,012	Series 2002-74, Class PD, 5.00%, 11/25/15	1,013
442	Series 2002-84, Class VB, 5.50%, 04/25/15	446
112	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	15
405	Series 2002-94, Class BK, 5.50%, 01/25/18	417
811	Series 2003-8, Class SB, IF, IO, 3.82%, 03/25/16	51
202	Series 2003-22, Class UD, 4.00%, 04/25/33	173
162	Series 2003-34, Class GB, 6.00%, 03/25/33	167
304	Series 2003-34, Class GE, 6.00%, 05/25/33	313
133	Series 2003-39, IO, VAR, 6.00%, 05/25/33	26
405	Series 2003-47, Class PE, 5.75%, 06/25/33	410
233	Series 2003-52, Class SX, IF, 11.46%, 10/25/31	242
168	Series 2003-64, Class SX, IF, 4.52%, 07/25/33	118
431	Series 2003-71, Class DS, IF, 2.54%, 08/25/33	355
1,258	Series 2003-73, Class GA, 3.50%, 05/25/31	1,196
1,923	Series 2003-80, Class SY, IF, IO, 3.82%, 06/25/23	167
405	Series 2003-83, Class PG, 5.00%, 06/25/23	402
152	Series 2003-91, Class SD, IF, 6.12%, 09/25/33	144
304	Series 2003-106, Class US, IF, 3.33%, 11/25/23	239
1,595	Series 2003-116, Class SB, IF, IO, 3.77%, 11/25/33	123
202	Series 2003-128, Class KE, 4.50%, 01/25/14	200
500	Series 2003-128, Class NG, 4.00%, 01/25/19	469
424	Series 2003-130, Class SX, IF, 5.78%, 01/25/34	386

Principal Amount	Security Description	Value

561	Series 2004-10, Class SC, IF, 13.28%, 02/25/34	612
321	Series 2004-14, Class SD, IF, 3.33%, 03/25/34	236
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	925
67	Series 2004-21, Class CO, PO, 04/25/34	40
405	Series 2004-25, Class PC, 5.50%, 01/25/34	405
365	Series 2004-25, Class SA, IF, 8.99%, 04/25/34	375
263	Series 2004-36, Class PC, 5.50%, 02/25/34	265
519	Series 2004-36, Class SA, IF, 8.99%, 05/25/34	536
287	Series 2004-76, Class CL, 4.00%, 10/25/19	268
500	Series 2005-40, Class YA, 5.00%, 09/25/20	501
962	Series 2005-52, Class PA, 6.50%, 06/25/35	1,009
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	2,026
13	Series G-14, Class L, 8.50%, 06/25/21	14
65	Series G-18, Class Z, 8.75%, 06/25/21	70
22	Series G-22, Class G, 6.00%, 12/25/16	22
48	Series G-35, Class M, 8.75%, 10/25/21	51
196	Series G92-35, Class E, 7.50%, 07/25/22	204
12	Series G92-42, Class Z, 7.00%, 07/25/22	13
288	Series G92-44, Class ZQ, 8.00%, 07/25/22	308
208	Series G92-54, Class ZQ, 7.50%, 09/25/22	218
43	Series G93-5, Class Z, 6.50%, 02/25/23	44
50	Series G95-1, Class C, 8.80%, 01/25/25	53
	Federal National Mortgage Association Interest STRIPS
2	Series 50, Class 2, IO, 10.50%, 03/01/19	1
16	Series 218, Class 2, IO, 7.50%, 04/01/23	3
185	Series 329, Class 1, PO, 12/01/32	146
385	Series 340, Class 1, PO, 09/01/33	291
	Federal National Mortgage Association Whole Loan
872	Series 2002-W5, Class A7, 6.25%, 08/25/30	883
191	Series 2002-W5, Class A10, IO, IF, 4.27%, 11/25/30	14
612	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	630
171	Series 2003-W4, Class 2A, 6.50%, 10/25/42	172
202	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	200

Principal Amount	Security Description	Value

536	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	560
	Government National Mortgage Association
162	Series 1994-3, Class PQ, 7.49%, 07/16/24	169
582	Series 1994-4, Class KQ, 7.99%, 07/16/24	610
607	Series 1994-7, Class PQ, 6.50%, 10/16/24	637
220	Series 1995-3, Class DQ, 8.05%, 06/16/25	230
63	Series 1995-7, Class CQ, 7.50%, 09/16/25	65
465	Series 1996-16, Class E, 7.50%, 08/16/26	482
99	Series 1998-26, Class K, 7.50%, 09/17/25	104
984	Series 1999-10, Class ZC, 6.50%, 04/20/29	1,031
254	Series 1999-30, Class S, IF, IO, 4.83%, 08/16/29	19
1,533	Series 1999-4, Class ZB, 6.00%, 02/20/29	1,545
180	Series 1999-41, Class Z, 8.00%, 11/16/29	191
144	Series 1999-44, Class PC, 7.50%, 12/20/29	151
337	Series 2000-6, Class Z, 7.50%, 02/20/30	350
348	Series 2000-9, Class PB, 7.50%, 06/16/26	354
58	Series 2000-9, Class Z, 8.00%, 06/20/30	59
714	Series 2000-9, Class ZJ, 8.50%, 02/16/30	784
405	Series 2000-14, Class PD, 7.00%, 02/16/30	423
149	Series 2000-16, Class ZN, 7.50%, 02/16/30	155
828	Series 2000-37, Class B, 8.00%, 12/20/30	871
68	Series 2000-38, Class AH, 7.15%, 12/20/30	70
529	Series 2001-7, Class PK, 6.50%, 03/20/31	544
30	Series 2001-32, Class WA, IF, 10.63%, 07/20/31	32
405	Series 2001-64, Class MQ, 6.50%, 12/20/31	422
193	Series 2002-7, Class PG, 6.50%, 01/20/32	199
330	Series 2002-31, Class S, IF, IO, 4.93%, 01/16/31	23
1,522	Series 2002-36, Class VB, 6.50%, 07/20/19	1,535
405	Series 2002-40, Class UK, 6.50%, 06/20/32	424
405	Series 2002-47, Class PG, 6.50%, 07/16/32	423
405	Series 2002-47, Class PY, 6.00%, 07/20/32	417
280	Series 2002-47, Class VB, 6.50%, 09/20/17	282
621	Series 2002-47, Class ZA, 6.50%, 07/20/32	644

Principal Amount	Security Description	Value

340	Series 2002-48, Class VM, 6.50%, 09/20/16	344
71	Series 2002-51, Class SG, IF, 16.05%, 04/20/31	79
364	Series 2002-54, Class GB, 6.50%, 08/20/32	377
1,098	Series 2002-67, Class VA, 6.00%, 03/20/13	1,112
162	Series 2002-79, Class KV, 6.00%, 11/20/13	166
278	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	10
1,419	Series 2002-88, Class VA, 6.00%, 12/20/17	1,458
550	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	85
327	Series 2003-4, Class NY, 5.50%, 12/20/13	332
140	Series 2003-24, PO, 03/16/33	117
304	Series 2003-40, Class TJ, 6.50%, 03/20/33	328
476	Series 2003-52, Class AP, PO, 06/16/33	380
3	Series 2003-66, Class EO, PO, 08/20/33	3
305	Series 2003-95, Class SC, IF, IO, 3.21%, 09/17/31	12
94	Series 2004-28, Class S, IF, 9.29%, 04/16/34	96
189	Series 2004-73, Class AE, IF, 7.04%, 08/17/34	186
	Vendee Mortgage Trust
704	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	704
1,157	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,206
407	Series 1996-2, Class 1Z, 6.75%, 06/15/26	423
1,464	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,582
405	Series 1998-1, Class 2E, 7.00%, 09/15/27	421

		139,851

Non-Agency CMO — 8.9%
152	Banc of America Funding Corp.
	Series 2004-1, PO, 03/25/34	131
	Banc of America Mortgage Securities
111	Series 2003-8 Class A, PO, 11/25/33	82
185	Series 2004-6, Class A, PO, 07/25/34	133
115	Bank of America Alternative Loan Trust
	Series 2003-11, PO, 01/25/34	94
264	Bank of America Mortgage Securities
	Series 2003-11, Class A, PO, 02/25/34	231

Principal Amount	Security Description	Value

	Bear Stearns Commercial Mortgage Securities
87	Series 2000-WF1, Class A1, 7.64%, 02/15/32	91
240	Series 2004-T16, Class A2, 3.70%, 02/13/46	234
300	Series 2005-PWR9, Class AAB, 4.80%, 09/15/42	297
59	BHN II Mortgage Trust
	Series 1997-1, Class A2, 7.92%, 07/25/09 (d) (i)	2
	Citigroup Mortgage Loan Trust, Inc.
416	Series 2003-UP3, Class A3, 7.00%, 09/25/33	426
102	Series 2003-UST1, Class 1, PO, 12/25/18	79
82	Series 2003-UST1, Class 3, PO, 12/25/18	72
563	Series 2003-UST1, Class A1, FRN, 5.50%, 12/25/18	567
	Countrywide Alternative Loan Trust
1,215	Series 2002-8, Class A4, 6.50%, 07/25/32	1,215
1,100	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,057
474	Series 2005-26CB, Class A10, IF, 6.11%, 07/25/35	464
	Countrywide Home Loan Mortgage Pass Through Trust
1,035	Series 2003-26, Class 1A6, 3.50%, 08/25/33	945
524	Series 2003-J7, Class 4A3, IF, 4.85%, 08/25/18	513
179	Series 2003-J13, PO, 01/25/34	150
150	Series 2004-HYB3, Class 2A, VAR, 4.12%, 06/20/34	147
670	Series 2005-R1, Class 2A, PO, 03/25/35 (e)	539
195	Deutsche Mortgage Securities, Inc.
	Series 2004-1, Class 2A, PO, 10/25/18	175
810	Equitable Life Assurance Society of the US (The)
	Series 174, Class A1, 7.24%, 05/15/09 (e)	823
	First Horizon Asset Securities, Inc.
708	Series 2004-AR1, Class 2A2, FRN, 5.03%, 04/25/35	706
1,107	Series 2004-AR7, Class 2A1, FRN, 4.94%, 02/25/35	1,102
202	Series 2004-AR7, Class 2A2, FRN, 4.94%, 02/25/35	201
42	GSR Mortgage Loan Trust
	Series 2004-13F, Class 2A3, 6.00%, 11/25/34	42
405	JP Morgan Commercial Mortgage Finance Corp.
	Series 1997-C4, Class B, VAR, 7.47%, 12/25/28 (q)	410

Principal Amount		Security Description	Value

		MASTR Adjustable Rate Mortgages Trust
775		PO, 05/28/35	578
566		Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	554
		MASTR Alternative Loans Trust
1,135		Series 2003-9, Class 8A1, 6.00%, 01/25/34	1,149
3,491		Series 2004-4, Class 10A1, 5.00%, 05/25/24	3,443
101		Series 2004-7, Class 30, PO, 08/25/34	76
266		Series 2004-10, Class 1A1, 4.50%, 09/25/19	259
		MASTR Asset Securitization Trust
220		Series 2003-4, Class 2A2, 5.00%, 05/25/18	220
177		Series 2004-8, PO, 08/25/19	139
581		Merrill Lynch Mortgage Investors, Inc.
		Series 1997-C2, Class A2, 6.54%, 12/10/29	600
500		Merrill Lynch Mortgage Trust
		Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	504
232		Mortgage IT Trust
		Series 2005-1, Class 1A1, FRN, 4.15%, 02/25/35	232
		Nomura Asset Acceptance Corp.
294		Series 2003-A1, Class A1, 5.50%, 05/25/33	295
300		Series 2003-A1, Class A2, 6.00%, 05/25/33	302
67		Series 2003-A1, Class A5, 7.00%, 04/25/33	67
278		Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	283
-(h	)	Paine Webber CMO Trust
		Series H, Class 4, 8.75%, 04/01/18	-(h	)
		Residential Accredit Loans, Inc.
1,707		Series 2002-QS8, Class A5, 6.25%, 06/25/17	1,717
403		Series 2002-QS16, Class A3, IF, 8.61%, 10/25/17	427
431		Series 2003-QS3, Class A2, IF, 8.07%, 02/25/18	446
1,812		Series 2003-QS9, Class A3, IF, IO, 3.72%, 05/25/18	128
202		Series 2004-QS8, Class A2, 5.00%, 06/25/34	199
208		Residential Asset Securitization Trust
		Series 2003-A14, Class A1, 4.75%, 02/25/19	204
		Residential Funding Mortgage Securities I

Principal Amount	Security Description	Value

717	Series 2003-S7, Class A17, 4.00%, 05/25/33	694
943	Series 2003-S11, Class 4A5, 2.50%, 06/25/18	905
202	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	192
9	Rural Housing Trust
	Series 1987-1, Class 3B, 7.33%, 04/01/26	9
104	Salomon Brothers Mortgage Securities VII
	Series 2003-UP2, Class 1, PO, 12/25/18	96
72	Structured Mortage Asset Residential Trust
	Series 1993-2A, Class AE, 7.60%, 03/25/09	74
810	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C15, Class A2, 4.04%, 10/15/41	787
400	Wamu Alternative Mortgage Pass-Through Certificates
	Series 2005-4, Series CB7, 5.50%, 06/25/35	398
126	Washington Mutual Mortgage Securities Corp.
	Series 2003-MS7, Class P, PO, 03/25/33	109
	Washington Mutual, Inc.
700	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	684
304	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	291
117	Series 2003-S10, Class A6, PO, 10/25/18	97
367	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	362
1,000	Series 2004-S3, Class 2A3, IF, 8.31%, 07/25/34	972
	Wells Fargo Mortgage Backed Securities Trust
207	Series 2003-11, Class 1A, PO, 10/25/18	180
405	Series 2003-13, Class A7, 4.50%, 11/25/18	384
178	Series 2003-17, Class 2A4, 5.50%, 01/25/34	178
352	Series 2004-7, Class 2A2, 5.00%, 07/25/19	349
1,221	Series 2004-BB, Class A4, FRN, 4.58%, 01/25/35	1,207
353	Series 2004-EE, Class 3A1, FRN, 3.99%, 01/25/35	345
506	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	488

		31,551

	Total Collateralized Mortgage Obligations
	(Cost $174,143)	171,402

Corporate Bonds — 21.9%

Principal Amount	Security Description	Value

Aerospace & Defense — 0.1%
268	Systems 2001 AT LLC (Cayman Islands)
	7.16%, 12/15/11 (e)	282

Airlines — 0.7%
106	American Airlines, Inc.
	Series 1999-1, 7.02%, 04/15/11	107
	Continental Airlines, Inc.
202	Series 1999-2, 7.06%, 03/15/11	204
50	Series 1999-2, 7.26%, 09/15/21	51
217	Delta Air Lines, Inc.
	Series 2001-1, 6.62%, 03/18/11 (d)	203
	Southwest Airlines Co.
96	Series 2001-1, 5.10%, 11/01/07	97
329	Series 2001-1, 5.50%, 11/01/06	333
	United AirLines, Inc.
121	Series 2000-1, 7.73%, 07/01/10 (d)	115
336	Series 2000-2, 7.19%, 10/01/12 (d)	329
474	Series 2001-1, 6.07%, 09/01/14 (d)	458
522	Series 2001-1, 7.78%, 07/01/15 (d)	498

		2,395

Air Freight & Logistics — 0.3%
858	FedEx Corp.
	Series 981A, 6.72%, 01/15/22	941

Automobile Manufacturers — 0.3%
	DaimlerChrysler NA Holding Corp.
405	4.75%, 01/15/08	403
709	7.20%, 09/01/09	756

		1,159

Capital Markets — 3.9%
1,215	Bear Stearns Cos. (The)
	3.25%, 03/25/09	1,158
	Credit Suisse First Boston USA, Inc.
111	4.70%, 06/01/09	111

Principal Amount	Security Description	Value

405	5.50%, 08/15/13	417
1,640	6.13%, 11/15/11	1,742
	Goldman Sachs Group, Inc.
269	3.88%, 01/15/09	262
202	4.75%, 07/15/13	197
425	5.25%, 10/15/13	429
486	6.60%, 01/15/12	527
1,000	6.88%, 01/15/11	1,088
101	7.35%, 10/01/09	110
	Lehman Brothers Holdings, Inc.
202	4.00%, 01/22/08	199
455	6.63%, 01/18/12	495
200	Series G, 4.80%, 03/13/14	197
	Merrill Lynch & Co., Inc.
202	5.45%, 07/15/14	208
202	Series B, 3.13%, 07/15/08	194
405	Series B, 3.70%, 04/21/08	396
200	Series B, 4.50%, 11/04/10	197
304	Series C, 4.13%, 01/15/09	299
200	Series C, 5.00%, 01/15/15	199
	Morgan Stanley
243	4.25%, 05/15/10	237
147	4.75%, 04/01/14	142
1,000	6.60%, 04/01/12	1,083
1,240	6.75%, 04/15/11	1,349
	National Rural Utilities Cooperative Finance Corp.
1,761	6.00%, 05/15/06	1,778
209	7.30%, 09/15/06	215
607	State Street Corp.
	7.65%, 06/15/10	686

		13,915

Chemicals — 0.1%
304	Dow Chemical Co. (The)

Principal Amount	Security Description	Value

	6.13%, 02/01/11	324

Commercial Banks — 2.9%
	Bank of America Corp.
607	3.88%, 01/15/08	598
405	7.40%, 01/15/11	452
1,470	7.80%, 02/15/10	1,641
152	Branch Banking & Trust Co.
	4.88%, 01/15/13	152
1,012	Firstar Bank NA
	7.13%, 12/01/09	1,106
405	Keycorp
	Series G, 4.70%, 05/21/09	405
405	Marshall & Ilsley Corp.
	Series E, 5.75%, 09/01/06	409
233	Mellon Funding Corp.
	3.25%, 04/01/09	223
	Popular North America, Inc.
202	4.25%, 04/01/08	199
202	Series E, 6.13%, 10/15/06	204
380	Royal Bank of Canada (Canada)
	3.88%, 05/04/09	372
229	Suntrust Bank
	6.38%, 04/01/11	247
1,012	US Bank NA
	6.50%, 02/01/08	1,053
202	Wachovia Bank NA
	7.80%, 08/18/10	229
	Wachovia Corp.
709	3.50%, 08/15/08	686
688	3.63%, 02/17/09	666
706	Wells Fargo & Co.
	3.13%, 04/01/09	672
	Wells Fargo Bank NA

Principal Amount	Security Description	Value

81	6.45%, 02/01/11	87
628	7.55%, 06/21/10	702

		10,103

Commercial Services & Supplies — 0.1%
283	PHH Corp.
	7.13%, 03/01/13	305

Computers & Peripherals — 0.1%
283	International Business Machines Corp.
	5.39%, 01/22/09	289

Consumer Finance — 1.8%
405	American Express Credit Corp.
	3.00%, 05/16/08	390
	American General Finance Corp.
132	Series H, 4.50%, 11/15/07	132
91	Series H, 5.38%, 10/01/12	92
71	Capital One Bank
	5.75%, 09/15/10	73
	General Motors Acceptance Corp.
565	6.13%, 09/15/06	567
1,000	7.25%, 03/02/11	930
	HSBC Finance Corp.
202	4.75%, 05/15/09	202
1,417	5.88%, 02/01/09	1,462
202	6.38%, 11/27/12	217
202	6.50%, 11/15/08	212
452	6.75%, 05/15/11	492
304	7.20%, 07/15/06	310
698	8.00%, 07/15/10	788
	International Lease Finance Corp.
177	4.50%, 05/01/08	175
152	5.88%, 05/01/13	158
263	SLM Corp.
	Series A, 5.38%, 01/15/13	270

		6,470

Principal Amount	Security Description	Value

Diversified Financial Services — 4.4%
	Associates Corp. N.A.
202	6.38%, 11/15/05	203
1,108	8.15%, 08/01/09	1,240
	CIT Group, Inc.
486	6.50%, 02/07/06	490
200	7.75%, 04/02/12	229
	Citigroup, Inc.
121	3.50%, 02/01/08	118
202	4.25%, 07/29/09	199
506	5.63%, 08/27/12	526
81	6.20%, 03/15/09	85
	Ford Motor Credit Co.
405	5.80%, 01/12/09	378
1,100	6.88%, 02/01/06	1,105
1,600	7.38%, 10/28/09	1,545
1,000	7.88%, 06/15/10	973
	General Electric Capital Corp.
455	3.50%, 05/01/08	444
54	7.88%, 12/01/06	56
425	Series A, 4.25%, 01/15/08	422
354	Series A, 4.63%, 09/15/09	354
709	Series A, 5.38%, 03/15/07	718
1,042	Series A, 5.88%, 02/15/12	1,095
1,215	Series A, 6.00%, 06/15/12	1,293
516	Series A, 6.13%, 02/22/11	547
	John Hancock Global Funding II
243	3.50%, 01/30/09 (e)	234
243	7.90%, 07/02/10 (e)	276
	MassMutual Global Funding II
330	3.25%, 06/15/07 (e)	322
405	3.50%, 03/15/10 (e)	383

Principal Amount	Security Description	Value

	New York Life Global Funding
223	3.88%, 01/15/09 (e)	218
506	5.38%, 09/15/13 (e)	521
	Principal Life Global Funding I
202	2.80%, 06/26/08 (e)	193
61	6.13%, 03/01/06 (e)	61
765	6.25%, 02/15/12 (e)	821
202	Toyota Motor Credit Corp.
	2.88%, 08/01/08	193
202	Washington Mutual Financial Corp.
	6.88%, 05/15/11	222

		15,464

Diversified Telecommunication Services — 1.9%
142	Ameritech Capital Funding
	6.15%, 01/15/08	146
218	Bellsouth Telecommunications
	6.30%, 12/15/15	228
830	British Telecommunications plc (United Kingdom)
	8.38%, 12/15/10	961
587	France Telecom S.A. (France)
	7.75%, 03/01/11	666
176	New York Telephone Co.
	6.00%, 04/15/08	180
567	Nynex Capital Funding Co.
	Series B, SUB, 8.23%, 10/15/09	627
57	Nynex Corp.
	9.55%, 05/01/10	63
	Sprint Capital Corp.
1,083	6.00%, 01/15/07	1,101
253	7.13%, 01/30/06	255
81	7.63%, 01/30/11	91
182	8.38%, 03/15/12	214
283	Telus Corp. (Canada)

Principal Amount	Security Description	Value

	8.00%, 06/01/11	324
202	Verizon Florida, Inc.
	Series F, 6.13%, 01/15/13	210
1,063	Verizon Global Funding Corp.
	7.25%, 12/01/10	1,175
405	Verizon Virginia, Inc.
	Series A, 4.63%, 03/15/13	388

		6,629

Electric Utilities — 0.9%
81	Alabama Power Co.
	4.70%, 12/01/10	80
67	American Electric Power Co., Inc.
	Series A, 6.13%, 05/15/06	68
233	Carolina Power & Light Co.
	5.13%, 09/15/13	235
547	Constellation Energy Group, Inc.
	6.35%, 04/01/07	559
324	Dominion Resources, Inc.
	Series B, 6.25%, 06/30/12	344
202	DTE Energy Co.
	Series A, 6.65%, 04/15/09	213
	Duke Energy Corp.
455	4.20%, 10/01/08	448
405	5.63%, 11/30/12	418
405	Exelon Generation Co., LLC
	6.95%, 06/15/11	442
59	Kiowa Power Partners LLC
	4.81%, 12/30/13 (e)	57
227	Ohio Valley Electric Corp.
	5.94%, 02/12/06 (e)	228
15	Virginia Electric & Power Co.
	Series A, 5.38%, 02/01/07	15

		3,107

Principal Amount	Security Description	Value

Food & Staples Retailing — 0.1%
304	Kroger Co. (The)
	8.05%, 02/01/10	335

Gas Utilities — 0.1%
820	Enron Corp.
	6.75%, 07/01/05 (d)	-(h	)
162	KeySpan Gas East Corp.
	7.88%, 02/01/10	182
263	Southern California Gas Co.
	4.80%, 10/01/12	262

		444

Hotels, Restaurants & Leisure — 0.0% (g)
81	Harrah’s Operating Co., Inc.
	8.00%, 02/01/11	91

Industrial Conglomerates — 0.2%
455	Honeywell International, Inc.
	5.13%, 11/01/06	458
	Tyco International Group S.A. (Luxembourg)
152	6.38%, 10/15/11	162
253	6.75%, 02/15/11	273

		893

Insurance — 1.6%
385	American International Group, Inc.
	4.25%, 05/15/13	368
	ASIF Global Financing
607	2.65%, 01/17/06 (e)	604
455	3.90%, 10/22/08 (e)	444
607	4.90%, 01/17/13 (e)	596
405	Jackson National Life Global Funding
	6.13%, 05/30/12 (e)	434
222	Metropolitan Life Global Funding I
	5.20%, 09/18/13 (e)	226
810	Metropolitan Life Insurance Co.

Principal Amount	Security Description	Value

	7.00%, 11/01/05 (e)	812
304	MGIC Investment Corp.
	6.00%, 03/15/07	309
	Monumental Global Funding II
445	4.38%, 07/30/09 (e)	438
324	5.20%, 01/30/07 (e)	326
121	Nationwide Financial Services
	6.25%, 11/15/11	130
233	Pacific Life Global Funding
	3.75%, 01/15/09 (e)	227
	Protective Life Secured Trust
217	4.00%, 10/07/09	212
405	4.00%, 04/01/11	389
76	XL Capital Ltd. (Cayman Islands)
	5.25%, 09/15/14	73

		5,588

IT Services — 0.1%
405	First Data Corp.
	3.90%, 10/01/09	394

Media — 0.7%
106	Comcast Cable Communications Holdings, Inc.
	8.38%, 03/15/13	126
121	Comcast Corp.
	5.50%, 03/15/11	123
182	COX Communications, Inc.
	7.75%, 11/01/10	201
20	Liberty Media Corp.
	5.70%, 05/15/13	18
749	Tele-Communications-TCI Group
	9.80%, 02/01/12	921
	Time Warner Cos., Inc.
283	7.48%, 01/15/08	299
430	8.18%, 08/15/07	456

Principal Amount	Security Description	Value

223	Time Warner Entertainment Co. LP
	10.15%, 05/01/12	280

		2,424

Multi-Utilities — 0.1%
221	PSEG Power LLC
	7.75%, 04/15/11	247

Oil, Gas & Consumable Fuels — 0.2%
476	ConocoPhillips Co.
	8.75%, 05/25/10	557
110	Ras Laffan Liquefied Natural Gas Co., Ltd. (Qatar)
	7.63%, 09/15/06 (e)	111

		668

Paper & Forest Products — 0.2%
	International Paper Co.
334	4.00%, 04/01/10	318
131	4.25%, 01/15/09	128
142	Union Camp Corp.
	6.50%, 11/15/07	147
	Weyerhaeuser Co.
71	6.13%, 03/15/07	72
40	6.75%, 03/15/12	43

		708

Real Estate — 0.2%
557	EOP Operating LP
	6.75%, 02/15/12	603
81	ERP Operating LP
	4.75%, 06/15/09	80

		683

Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.
235	6.13%, 03/15/09	245
202	7.13%, 12/15/10	223

		468

Principal Amount	Security Description	Value

Supranational — 0.0% (g)
40	Corp Andina de Fomento
	5.20%, 05/21/13	40
20	Inter-American Development Bank
	8.40%, 09/01/09	23

		63

Thrifts & Mortgage Finance — 0.6%
	Countrywide Home Loans, Inc.
233	3.25%, 05/21/08	224
253	Series E, 7.20%, 10/30/06	259
810	Series L, 4.00%, 03/22/11	770
	Washington Mutual Bank FA
76	5.65%, 08/15/14	78
304	6.88%, 06/15/11	331
275	Washington Mutual, Inc.
	4.20%, 01/15/10	268
304	World Savings Bank FSB
	4.50%, 06/15/09	302

		2,232

Wireless Telecommunication Services — 0.2%
	New Cingular Wireless Services, Inc.
152	7.50%, 05/01/07	159
364	7.88%, 03/01/11	414

		573

	Total Corporate Bonds
	(Cost $78,912)	77,194

Foreign Government Securities — 0.4%
607	Province of Quebec (Canada)
	5.75%, 02/15/09	630
	United Mexican States (Mexico)
375	4.63%, 10/08/08	373
277	6.38%, 01/16/13	295
175	6.63%, 03/03/15	190

Principal Amount		Security Description	Value

		Total Foreign Government Securities	1,488

		(Cost $1,498)
U.S. Government Agency Mortgages — 6.5%
		Federal Home Loan Mortgage Corp. Gold Pools
1,199		4.00%, 05/01/14-08/01/18	1,162
252		4.50%, 10/01/18	248
87		5.50%, 06/01/17	88
537		6.00%, 04/01/18-01/01/34	548
1,191		6.50%, 12/01/13-11/01/22	1,238
1,384		7.00%, 08/01/10-04/01/26	1,444
216		7.50%, 08/01/08-08/01/25	225
43		8.00%, 07/01/20-11/01/24	46
154		8.50%, 01/01/10-07/01/28	167
		Federal Home Loan Mortgage Corp. Conventional Pools
-(h	)	8.00%, 04/01/07	-(h	)
27		12.00%, 08/01/15-07/01/19	29
196		ARM, 4.78%, 01/01/27	201
19		ARM, 5.50%, 07/01/26	20
		Federal National Mortgage Association Conventional Pools
7,929		4.00%, 09/01/13-12/01/18	7,648
254		4.50%, 03/01/19	249
300		5.00%, 12/01/16-06/01/18	300
481		5.50%, 12/01/33	481
1,139		6.00%, 12/01/32-09/01/33	1,159
1,964		6.50%, 12/01/10-08/01/31	2026
202		7.00%, 01/01/07-08/01/32	211
212		7.50%, 10/01/12-05/01/25	224
407		8.00%, 11/01/12-11/01/28	435
175		8.50%, 07/01/24-02/01/30	191
110		9.00%, 09/01/19-12/01/30	121
35		9.50%, 12/01/18	39
25		10.00%, 02/01/24	28
18		12.50%, 01/01/16	20

Principal Amount	Security Description	Value

66	ARM, 4.14%, 09/01/27	66
72	ARM, 4.36%, 03/01/29	73
29	ARM, 4.55%, 03/01/19	29
687	ARM, 4.89%, 01/01/35	686
8	ARM, 5.16%, 08/01/19	8
13	ARM, 5.81%, 06/01/26	13
	Government National Mortgage Association Various Pools
808	6.00%, 10/15/17-11/15/28	829
642	6.50%, 07/15/09-02/15/33	669
655	7.00%, 02/15/24-06/15/33	693
300	7.50%, 02/15/06-06/15/32	319
424	8.00%, 10/15/06-10/20/28	456
119	8.50%, 04/15/06-05/20/25	130
51	9.00%, 10/15/05-11/15/24	56
104	9.50%, 10/15/09-12/15/25	116
40	12.00%, 11/15/19	45

	Total U.S. Government Agency Mortgages
	(Cost $22,929)	22,736

U.S. Government Agency Securities — 0.9%
202	Federal Home Loan Bank System
	6.21%, 06/02/09	214
	Federal Home Loan Mortgage Corp.
405	4.13%, 07/12/10	398
173	7.20%, 07/18/06	177
	Federal National Mortgage Association
810	5.50%, 03/15/11	846
243	6.13%, 03/15/12	264
678	6.25%, 02/01/11	725
500	6.63%, 09/15/09	537
121	6.63%, 11/15/10	132

	Total U.S. Government Agency Securities
	(Cost $3,348)	3,293

U.S. Treasury Obligations — 15.7%

Principal Amount	Security Description	Value

	U.S. Treasury Bonds
405	9.88%, 11/15/15 (m)	585
8,514	10.38%, 11/15/12 (m)	9,572
6,073	11.75%, 11/15/14	7,782
3,000	12.00%, 08/15/13 (m)	3,629
1,458	12.50%, 08/15/14	1,885
	U.S. Treasury Inflation Indexed Bonds
225	3.38%, 01/15/07	232
759	4.25%, 01/15/10	849
	U.S. Treasury Notes
500	3.63%, 07/15/09	490
400	3.63%, 01/15/10	391
250	5.63%, 05/15/08	259
631	5.75%, 08/15/10	673
435	6.13%, 08/15/07	450
334	6.50%, 10/15/06	342
500	6.50%, 02/15/10	545
	U.S. Treasury STRIPS
607	PO, 02/15/09	528
2,551	PO, 05/15/09	2,196
1,518	PO, 11/15/09	1,274
506	PO, 02/15/10	422
61	PO, 02/15/12	47
3,745	PO, 05/15/12	2,833
101	PO, 08/15/12	75
1,340	PO, 11/15/12	991
2,624	PO, 02/15/13 (m)	1,912
1,500	PO, 05/15/13	1,080
454	PO, 08/15/13 (m)	323
202	PO, 11/15/13	142
3,777	PO, 02/15/14 (m)	2,620
1,816	PO, 05/15/14 (m)	1,245
4,602	PO, 08/15/14 (m)	3,118

Principal Amount	Security Description	Value

2,768	PO, 11/15/14 (m)	1,853
127	PO, 08/15/15	82
3,917	PO, 11/15/15 (m)	2,497
5,766	PO, 02/15/16 (m)	3,628
607	PO, 05/15/16	377
405	PO, 08/15/16	249

	Total U.S. Treasury Obligations
	(Cost $56,688)	55,176

	Total Long Term Investments
	(Cost $349,134)	342,801

Shares

Short-Term Investment — 0.7%
Investment Company — 0.7%
2,582	JPMorgan Liquid Assets Money Market Fund (b)
	3.65%, 12/31/49	2,582

	(Cost $2,582)
Total Investments — 98.0%
(Cost $351,716)		345,383

Other Assets in Excess of Liabilities — 2.0%		7,002

Net Assets — 100.0%		$352,385

Percentages indicated are based on net assets.
Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(q)	Investment in Affiliate.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.

HB	High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.
The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2005.

VAR	Variable. The interest rate shown is the rate in effect at September 30, 2005.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$506
Aggregate gross unrealized depreciation	(6,839)
Net unrealized appreciation/depreciation	$(6,333)

Federal income tax cost of investments	$351,716

JPMorgan Core Bond Trust
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 90.5%
Asset Backed Securities — 1.9%
$1,496	American Express Credit Account Master Trust
	Series 2004-3, Class A, 4.35%, 12/15/11	$1,485
	AmeriCredit Automobile Receivables Trust
696	Series 2001-C, Class A4, 5.01%, 07/14/08	698
1,557	Series 2001-D, Class A4, 4.41%, 11/12/08	1,558
887	Series 2002-A, Class A4, 4.61%, 01/12/09	888
830	Series 2002-D, Class A4, 3.40%, 04/13/09	824
440	Series 2003-BX, Class A4A, 2.72%, 01/06/10	434
	Capital One Master Trust
1,056	Series 2001-5, Class A, 5.30%, 06/15/09	1,063
	Citibank Credit Card Issuance Trust
3,843	Series 2002-C2, Class C2, 6.95%, 02/18/14	4,210
2,150	Series 2005-B1, Class B1, 4.40%, 09/15/10	2,131
	CNH Equipment Trust
1,832	Series 2003-B, Class A4B, 3.38%, 02/15/11	1,796
	Conseco Finance
1,219	Series 2001-B, Class 1M1, 7.27%, 04/15/09	1,237
	Countrywide Asset-Backed Certificates
13,858	Series 2004-AB2, Class A2, FRN, 4.10%, 10/25/33	13,882
	Ford Credit Auto Owner Trust
657	Series 2004-A, Class A3, 2.93%, 03/15/08	649
	GE Capital Mortgage Services, Inc.
1,145	Series 1999-HE, Class M, 6.71%, 04/25/29	1,153
	Green Tree Financial Corp.
496	Series 1995-4, Class A6, 7.30%, 06/15/25	507
	Household Automotive Trust
1,014	Series 2001-3, Class A4, 4.37%, 12/17/08	1,014
1,225	Series 2005-1 Class A4, 4.35%, 06/18/12	1,211
	MBNA Credit Card Master Note Trust
2,422	Series 2002-C1, Class C1, 6.80%, 07/15/14	2,639
1,012	Series 2003-C1, Class C1, FRN, 5.47%, 06/15/12	1,070
	MBNA Master Credit Card Trust USA
1,760	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,952
1,540	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	1,623
	Onyx Acceptance Grantor Trust
774	Series 2002-C, Class A4, 4.07%, 04/15/09	773
589	Series 2002-D, Class A4, 3.10%, 07/15/09	586
389	Series 2004-B, Class A3, 3.09%, 09/15/08	386
	Residential Asset Mortgage Products, Inc.
549	Series 2001-RS3, Class AI4, SUB, 6.29%, 10/25/31	548
	Textron Financial Corp. Receivables Trust
2,023	Series 2000-C, Class A3, 6.61%, 02/15/15 (e)	2,038
	WFS Financial Owner Trust
993	Series 2002-1, Class A4A, 4.87%, 09/20/09	995
1,489	Series 2002-2, Class A4, SUB, 4.50%, 02/20/10	1,490
1,123	Series 2002-3, Class A4, 3.50%, 02/20/10	1,117
1,430	Series 2002-4, Class A4A, 3.11%, 08/20/10	1,412
44	Series 2003-1, Class A3, 2.03%, 08/20/07	44

Principal Amount		Security Description	Value

968		Series 2003-2, Class A4, 2.41%, 12/20/10	951
1,296		Series 2003-4, Class A4, 3.15%, 05/20/11	1,272
603		Series 2004-1, Class A3, 2.19%, 06/20/08	599
440		Series 2004-2, Class A3, 2.85%, 09/22/08	436

		Total Asset Backed Securities (Cost $55,092)	54,671

Collateralized Mortgage Obligations — 45.2%
Agency CMO — 34.9%
17,500		Federal Home Loan Bank System
		Series 9M-2012, Class A, 4.72%, 09/20/12	17,358
		Federal Home Loan Mortgage Corp.
211		Series 11, Class D, 9.50%, 07/15/19	211
56		Series 22, Class C, 9.50%, 04/15/20	56
83		Series 23, Class F, 9.60%, 04/15/20	83
1		Series 41, Class I, HB, 84.00%, 05/15/20	1
13		Series 47, Class F, 10.00%, 06/15/20	13
33		Series 99, Class Z, 9.50%, 01/15/21	33
-(h	)	Series 204, Class E, IF, IO, HB, 1130.40%, 05/15/23	-(h	)
-(h	)	Series 1045, Class G, IO, HB, 1065.60%, 02/15/21	-(h	)
40		Series 1065, Class J, 9.00%, 04/15/21	40
-(h	)	Series 1072, Class A, IO, HB, 1008.50%, 05/15/06	-(h	)
13		Series 1079, Class S, IF, 21.04%, 05/15/21	13
83		Series 1084, Class F, FRN, 4.76%, 05/15/21	83
58		Series 1084, Class S, IF, 28.07%, 05/15/21	60
-(h	)	Series 1098, Class M, IO, HB, 1008.00%, 06/15/06	-(h	)
66		Series 1116, Class I, 5.50%, 08/15/21	66
50		Series 1144, Class KB, 8.50%, 09/15/21	50
-(h	)	Series 1172, Class L, IO, HB, VAR, 1180.80%, 11/15/21	1
3		Series 1196, Class B, IF, IO, HB, 727.20%, 01/15/22	6
867		Series 1212, Class IZ, 8.00%, 02/15/22	867
114		Series 1250, Class J, 7.00%, 05/15/22	113
-(h	)	Series 1298, Class L, IO, HB, 981.87%, 06/15/07	-(h	)
137		Series 1343, Class LA, 8.00%, 08/15/22	141
173		Series 1343, Class LB, 7.50%, 08/15/22	176
336		Series 1370, Class JA, FRN, 4.96%, 09/15/22	339
297		Series 1455, Class WB, IF, 2.77%, 12/15/22	277
49		Series 1465, Class SA, IF, IO, 5.19%, 02/15/08	2
1,422		Series 1466, Class PZ, 7.50%, 02/15/23	1,475
25		Series 1470, Class F, FRN, 3.76%, 02/15/23	24
1,640		Series 1498, Class I, FRN, 4.96%, 04/15/23	1,663
2,016		Series 1502, Class PX, 7.00%, 04/15/23	2,077
267		Series 1505, Class Q, 7.00%, 05/15/23	276
31		Series 1506, Class F, FRN, 4.41%, 05/15/08	31
6		Series 1506, Class S, IF, 14.26%, 05/15/08	7
106		Series 1506, Class SD, IF, IO 4.69%, 05/15/08	3
2,199		Series 1512, Class J, 6.50%, 05/15/08	2,227
420		Series 1513, Class N, 6.50%, 05/15/08	425
655		Series 1518, Class G, IF, 5.39%, 05/15/23	649
231		Series 1541, Class M, IF, 16.65%, 07/15/23	272
629		Series 1541, Class O, FRN, 3.39%, 07/15/23	615
152		Series 1544, Class J, IF, 8.96%, 07/15/08	156
716		Series 1558, Class D, 6.50%, 07/15/23	729
168		Series 1561, Class TA, PO, 08/15/08	162
59		Series 1570, Class F, FRN, 4.26%, 08/15/23	59
2,075		Series 1573, Class PZ, 7.00%, 09/15/23	2,163

Principal Amount	Security Description	Value

123	Series 1575, Class FB, FRN, 5.31%, 08/15/08	124
51	Series 1575, Class SB, IF, 8.06%, 08/15/08	53
1,319	Series 1591, Class PV, 6.25%, 10/15/23	1,351
196	Series 1595, Class D, 7.00%, 10/15/13	201
574	Series 1596, Class D, 6.50%, 10/15/13	590
31	Series 1602, Class SA, IF, 10.36%, 10/15/23	33
208	Series 1604, Class SA, IF, 10.76%, 11/15/08	215
342	Series 1606, Class SC, IF, 14.95%, 11/15/08	370
77	Series 1607, Class SA, IF, 14.92%, 10/15/13	88
3,300	Series 1608, Class L, 6.50%, 09/15/23	3,437
1,466	Series 1609, Class L, IF, 9.07%, 11/15/23	1,574
901	Series 1611, Class JA, FRN, 4.88%, 08/15/23	906
858	Series 1611, Class JB, IF, 9.06%, 08/15/23	855
371	Series 1612, Class SD, IF, 11.00%, 11/15/08	382
189	Series 1625, Class SD, IF, 8.50%, 12/15/08	199
1,000	Series 1638, Class H, 6.50%, 12/15/23	1,057
2,200	Series 1642, Class PJ, 6.00%, 11/15/23	2,241
115	Series 1659, Class SB, IF, 8.50%, 01/15/09	119
23	Series 1671, Class QC, IF, 10.00%, 02/15/24	24
101	Series 1685, Class Z, 6.00%, 11/15/23	102
22	Series 1686, Class SH, FRN, 10.66%, 02/15/24	25
230	Series 1689, Class SD, IF, 9.87%, 10/15/23	237
440	Series 1695, Class EB, 7.00%, 03/15/24	463
397	Series 1698, Class SC, IF, 10.65%, 03/15/09	425
161	Series 1699, Class FC, FRN, 4.41%, 03/15/24	163
789	Series 1700, Class GA, PO, 02/15/24	726
1,101	Series 1706, Class K, 7.00%, 03/15/24	1,156
78	Series 1709, Class FA, FRN, 3.39%, 03/15/24	78
241	Series 1745, Class D, 7.50%, 08/15/24	243
2,055	Series 1798, Class F, 5.00%, 05/15/23	2,042
302	Series 1807, Class A, 6.00%, 11/15/08	306
39	Series 1807, Class G, 9.00%, 10/15/20	41
565	Series 1829, Class ZB, 6.50%, 03/15/26	582
80	Series 1844, Class E, 6.50%, 10/15/13	81
590	Series 1863, Class Z, 6.50%, 07/15/26	606
64	Series 1865, Class D, PO, 02/15/24	51
364	Series 1890, Class H, 7.50%, 09/15/26	384
1,024	Series 1899, Class ZE, 8.00%, 09/15/26	1,059
296	Series 1900, Class TA, PO, 08/15/08	285
56	Series 1935, Class FL, FRN, 4.51%, 02/15/27	57
838	Series 1963, Class Z, 7.50%, 01/15/27	864
217	Series 1967, Class PC, PO, 10/15/08	209
142	Series 1970, Class PG, 7.25%, 07/15/27	143
1,261	Series 1981, Class Z, 6.00%, 05/15/27	1,283
560	Series 1987, Class PE, 7.50%, 09/15/27	577
95	Series 2017, Class SE, IF, 14.19%, 12/15/08	102
1,148	Series 2019, Class Z, 6.50%, 12/15/27	1,183
978	Series 2025, Class PE, 6.30%, 01/15/13	1,000
423	Series 2033, Class SN, IF, IO, 19.05%, 03/15/24	109
1,176	Series 2038, Class PN, IO, 7.00%, 03/15/28	199
1,210	Series 2040, Class PE, 7.50%, 03/15/28	1,272
468	Series 2043, Class CJ, 6.50%, 04/15/28	485
1,685	Series 2054, Class PV, 7.50%, 05/15/28	1,756
1,317	Series 2055, Class OE, 6.50%, 05/15/13	1,356
3,796	Series 2075, Class PH, 6.50%, 08/15/28	3,904

Principal Amount	Security Description	Value

2,090	Series 2075, Class PM, 6.25%, 08/15/28	2,156
2,054	Series 2086, Class GB, 6.00%, 09/15/28	2,095
1,469	Series 2089, Class PJ, IO, 7.00%, 10/15/28	258
4,490	Series 2095, Class PE, 6.00%, 11/15/28	4,616
782	Series 2097, Class PV, 6.00%, 09/15/09	794
2,841	Series 2102, Class TC, 6.00%, 12/15/13	2,912
1,826	Series 2102, Class TU, 6.00%, 12/15/13	1,872
7,448	Series 2115, Class PE, 6.00%, 01/15/14	7,630
1,957	Series 2125, Class JZ, 6.00%, 02/15/29	1,998
750	Series 2130, Class QR, 6.00%, 02/15/28	754
397	Series 2132, Class SB, IF, 14.55%, 03/15/29	446
316	Series 2134, Class PI, IO, 6.50%, 03/15/19	53
203	Series 2135, Class UK, IO, 6.50%, 03/15/14	28
208	Series 2141, IO, 7.00%, 04/15/29	39
453	Series 2143, Class CD, 6.00%, 02/15/28	458
431	Series 2163, Class PC, IO, 7.50%, 06/15/29	82
1,760	Series 2169, Class TB, 7.00%, 06/15/29	1,864
1,100	Series 2172, Class QC, 7.00%, 07/15/29	1,164
1,377	Series 2176, Class OJ, 7.00%, 08/15/29	1,440
642	Series 2189, Class SA, IF, 10.25%, 02/15/28	685
1,350	Series 2201, Class C, 8.00%, 11/15/29	1,415
983	Series 2209, Class TC, 8.00%, 01/15/30	1,047
1,365	Series 2210, Class Z, 8.00%, 01/15/30	1,444
320	Series 2224, Class CB, 8.00%, 03/15/30	334
1,139	Series 2230, Class Z, 8.00%, 04/15/30	1,182
950	Series 2234, Class PZ, 7.50%, 05/15/30	971
857	Series 2247, Class Z, 7.50%, 08/15/30	872
1,160	Series 2256, Class MC, 7.25%, 09/15/30	1,193
2,246	Series 2259, Class ZM, 7.00%, 10/15/30	2,334
148	Series 2261, Class ZY, 7.50%, 10/15/30	152
282	Series 2262, Class Z, 7.50%, 10/15/30	288
2,201	Series 2271, Class PC, 7.25%, 12/15/30	2,280
1,816	Series 2283, Class K, 6.50%, 12/15/23	1,921
689	Series 2295, Class VB, 6.50%, 07/15/16	691
1,450	Series 2296, Class PD, 7.00%, 03/15/31	1,508
101	Series 2299, Class G, 7.00%, 05/15/14	101
319	Series 2304, Class VB, 6.50%, 07/15/16	321
371	Series 2306, Class K, PO, 05/15/24	325
877	Series 2306, Class SE, IF, IO, 6.36%, 05/15/24	131
1,320	Series 2313, Class LA, 6.50%, 05/15/31	1,362
544	Series 2317, Class VG, 6.50%, 04/15/31	547
1,025	Series 2323, Class VO, 6.00%, 10/15/22	1,040
2,332	Series 2325, Class PM, 7.00%, 06/15/31	2,477
1,320	Series 2335, Class VH, 7.00%, 05/15/14	1,348
93	Series 2342, Class PW, 6.50%, 08/15/17	93
7,397	Series 2344, Class QG, 6.00%, 08/15/16	7,587
12,169	Series 2344, Class ZD, 6.50%, 08/15/31	12,699
1,326	Series 2344, Class ZJ, 6.50%, 08/15/31	1,367
1,504	Series 2345, Class NE, 6.50%, 08/15/31	1,546
1,761	Series 2345, Class PQ, 6.50%, 08/15/16	1,821
629	Series 2345, Class PV, 6.50%, 01/15/24	634
1,081	Series 2349, Class NW, 6.50%, 10/15/16	1,089
803	Series 2351, Class PZ, 6.50%, 08/15/31	846
766	Series 2353, Class PC, 6.50%, 09/15/15	768
2,734	Series 2353, Class TD, 6.00%, 09/15/16	2,816

Principal Amount	Security Description	Value

2,343	Series 2355, Class BP, 6.00%, 09/15/16	2,403
296	Series 2357, Class VX, 6.50%, 12/15/17	297
880	Series 2359, Class PM, 6.00%, 09/15/16	905
1,292	Series 2359, Class ZB, 8.50%, 06/15/31	1,468
4,456	Series 2360, Class PG, 6.00%, 09/15/16	4,562
3,319	Series 2362, Class PD, 6.50%, 06/15/20	3,380
975	Series 2362, Class PJ, 6.50%, 10/15/28	987
1,005	Series 2363, Class PF, 6.00%, 09/15/16	1,030
1,832	Series 2366, Class MD, 6.00%, 10/15/16	1,879
1,848	Series 2367, Class ME, 6.50%, 10/15/31	1,934
352	Series 2367, Class VD, 6.00%, 01/15/19	352
1,673	Series 2371, Class VB, 6.00%, 08/15/15	1,695
1,007	Series 2374, Class PV, 5.50%, 12/15/14	1,013
199	Series 2382, Class TL, IO, 6.50%, 02/15/31	9
968	Series 2391, Class QE, 5.50%, 05/15/15	974
5,939	Series 2391, Class QR, 5.50%, 12/15/16	6,051
1,035	Series 2391, Class VQ, 6.00%, 10/15/12	1,061
2,200	Series 2392, Class PV, 6.00%, 12/15/20	2,239
2,472	Series 2394, Class MC, 6.00%, 12/15/16	2,537
2,200	Series 2399, Class OH, 6.50%, 01/15/32	2,289
3,520	Series 2399, Class TH, 6.50%, 01/15/32	3,657
4,399	Series 2410, Class NG, 6.50%, 02/15/32	4,569
1,571	Series 2410, Class OE, 6.38%, 02/15/32	1,611
3,190	Series 2410, Class QS, IF, 9.70%, 02/15/32	3,121
1,366	Series 2410, Class QX, IF, IO, 4.88%, 02/15/32	105
627	Series 2412, Class SE, IF, 8.43%, 02/15/09	637
1,595	Series 2412, Class SP, IF, 8.56%, 02/15/32	1,458
597	Series 2419, Class V, 6.50%, 12/15/12	599
4,140	Series 2420, Class XK, 6.50%, 02/15/32	4,313
2,814	Series 2423, Class MC, 7.00%, 03/15/32	2,918
2,923	Series 2423, Class MT, 7.00%, 03/15/32	3,032
2,091	Series 2425, Class OB, 6.00%, 03/15/17	2,147
2,640	Series 2430, Class WF, 6.50%, 03/15/32	2,767
3,080	Series 2434, Class TC, 7.00%, 04/15/32	3,221
660	Series 2435, Class CJ, 6.50%, 04/15/32	697
2,200	Series 2435, Class VH, 6.00%, 07/15/19	2,274
3,589	Series 2436, Class MC, 7.00%, 04/15/32	3,738
2,622	Series 2444, Class ES, IF, IO, 4.18%, 03/15/32	227
1,404	Series 2450, Class GZ, 7.00%, 05/15/32	1,473
2,098	Series 2450, Class SW, IF, IO, 4.23%, 03/15/32	197
1,320	Series 2454, Class BG, 6.50%, 08/15/31	1,344
4,428	Series 2455, Class GK, 6.50%, 05/15/32	4,628
1,100	Series 2458, Class QE, 5.50%, 06/15/17	1,124
2,672	Series 2460, Class VZ, 6.00%, 11/15/29	2,731
2,111	Series 2461, Class VB, 6.50%, 04/15/18	2,145
3,080	Series 2462, Class JG, 6.50%, 06/15/32	3,208
2,244	Series 2466, Class PG, 6.50%, 04/15/32	2,341
1,100	Series 2466, Class PH, 6.50%, 06/15/32	1,163
2,200	Series 2474, Class NR, 6.50%, 07/15/32	2,301
938	Series 2480, Class PV, 6.00%, 07/15/11	964
1,945	Series 2484, Class LZ, 6.50%, 07/15/32	2,049
77	Series 2496, Class LD, 8.50%, 11/15/15	77
2,404	Series 2498, Class UD, 5.50%, 06/15/16	2,431
2,420	Series 2500, Class GD, 5.50%, 12/15/15	2,438
2,640	Series 2500, Class MC, 6.00%, 09/15/32	2,716

Principal Amount	Security Description	Value

2,200	Series 2500, Class TD, 5.50%, 02/15/16	2,221
500	Series 2503, Class BH, 5.50%, 09/15/17	511
1,320	Series 2512, Class PG, 5.50%, 10/15/22	1,359
940	Series 2513, Class VA, 6.00%, 08/15/13	943
3,758	Series 2513, Class YO, PO, 02/15/32	3,310
4,399	Series 2515, Class DE, 4.00%, 03/15/32	4,113
2,079	Series 2518, Class PX, 5.50%, 09/15/13	2,118
697	Series 2519, Class BT, 8.50%, 09/15/31	743
881	Series 2521, Class PU, 5.50%, 05/15/10	895
2,796	Series 2527, Class VU, 5.50%, 10/15/13	2,837
1,980	Series 2535, Class BK, 5.50%, 12/15/22	2,022
2,640	Series 2537, Class TE, 5.50%, 12/15/17	2,706
1,320	Series 2541, Class GX, 5.50%, 02/15/17	1,339
2,200	Series 2543, Class YX, 6.00%, 12/15/32	2,267
2,860	Series 2544, Class HC, 6.00%, 12/15/32	2,865
2,957	Series 2552, Class ME, 6.00%, 01/15/33	2,846
2,640	Series 2565, Class MB, 6.00%, 05/15/30	2,708
1,496	Series 2567, Class QD, 6.00%, 02/15/33	1,537
883	Series 2571, Class SK, IF, 18.25%, 09/15/23	1,086
4,399	Series 2575, Class ME, 6.00%, 02/15/33	4,528
3,508	Series 2586, Class WI, IO, 6.50%, 03/15/33	750
2,190	Series 2594, Class VA, 6.00%, 03/15/14	2,241
4,739	Series 2594, Class VP, 6.00%, 02/15/14	4,842
4,135	Series 2594, Class VQ, 6.00%, 08/15/20	4,247
1,612	Series 2596, Class QG, 6.00%, 03/15/33	1,614
9,405	Series 2597, Class DS, IF, IO, 3.78%, 02/15/33	625
12,793	Series 2599, Class DS, IF, IO, 3.23%, 02/15/33	749
14,935	Series 2610, Class DS, IF, IO, 3.33%, 03/15/33	923
14,991	Series 2611, Class SH, IF, IO, 3.88%, 10/15/21	1,228
1,320	Series 2611, Class UH, 4.50%, 05/15/18	1,272
1,760	Series 2617, Class GR, 4.50%, 05/15/18	1,699
540	Series 2619, Class HR, 3.50%, 11/15/31	515
2,283	Series 2619, Class IM, IO, 5.00%, 10/15/21	341
824	Series 2624, Class IU, IO, 5.00%, 06/15/33	199
13,973	Series 2626, Class NS, IF, IO, 2.78%, 06/15/23	900
1,000	Series 2628, Class WA, 4.00%, 07/15/28	950
16,000	Series 2630, Class KN, 2.50%, 04/15/13	15,458
2,640	Series 2631, Class LC, 4.50%, 06/15/18	2,552
802	Series 2633, Class EO, PO, 08/15/33	542
1,363	Series 2636, Class Z, 4.50%, 06/15/18	1,299
4,285	Series 2637, Class SA, IF, IO, 2.33%, 06/15/18	188
197	Series 2638, Class DS, IF, 4.83%, 07/15/23	172
681	Series 2638, Class IA, IO, 5.00%, 02/15/15	11
5,810	Series 2638, Class SA, IF, IO, 3.33%, 11/15/16	383
968	Series 2640, Class UG, IO, 5.00%, 01/15/32	278
1,588	Series 2640, Class UR, IO, 4.50%, 08/15/17	193
1,358	Series 2643, Class HI, IO, 4.50%, 12/15/16	161
4,570	Series 2643, Class KG, 4.00%, 05/15/18	4,553
2,425	Series 2651, Class VZ, 4.50%, 07/15/18	2,310
2,522	Series 2656, Class SH, IF, 10.30%, 02/15/25	2,711
3,792	Series 2668, Class SB, IF, 3.85%, 10/15/15	3,675
2,200	Series 2672, Class ME, 5.00%, 11/15/22	2,192
759	Series 2672, Class SJ, IF, 3.81%, 09/15/16	696
6,599	Series 2675, Class CK, 4.00%, 09/15/18	6,155
3,094	Series 2682, Class YS, IF, 3.46%, 10/15/33	2,232

Principal Amount	Security Description	Value

555	Series 2683, Class VA, 5.50%, 02/15/21	564
3,520	Series 2684, Class TO, PO, 10/15/33	2,042
1,760	Series 2686, Class GB, 5.00%, 05/15/20	1,762
5,840	Series 2686, Class NS, IF, IO, 3.83%, 10/15/21	467
2,285	Series 2691, Class WS, IF, 3.35%, 10/15/33	1,603
2,000	Series 2695, Class DE, 4.00%, 01/15/17	1,912
749	Series 2696, Class CO, PO, 10/15/18	493
1,407	Series 2702, Class PC, 5.00%, 01/15/23	1,401
1,525	Series 2705, Class SC, IF, 3.35%, 11/15/33	1,088
2,880	Series 2705, Class SD, IF, 6.11%, 11/15/33	2,370
2,000	Series 2715, Class OG, 5.00%, 01/15/23	1,985
3,520	Series 2716, Class UN, 4.50%, 12/15/23	3,326
1,760	Series 2720, Class PC, 5.00%, 12/15/23	1,749
5,887	Series 2721, Class PI, IO, 5.00%, 05/15/16	475
411	Series 2727, PO, 01/15/34	267
9,019	Series 2727, Class BS, IF, 3.42%, 01/15/34	5,965
531	Series 2733, Class GF, FRN, 09/15/33	524
1,363	Series 2739, Class S, IF, 4.46%, 01/15/34	1,168
1,254	Series 2744, Class FE, FRN, 4.09%, 02/15/34	975
880	Series 2744, Class PC, 5.50%, 01/15/31	896
1,991	Series 2744, Class PE, 5.50%, 02/15/34	2,042
3,891	Series 2744, Class TU, 5.50%, 05/15/32	3,916
4,423	Series 2749, Class PK, IO, 5.00%, 09/15/22	321
1,044	Series 2753, Class S, IF, 4.46%, 02/15/34	789
4,579	Series 2755, Class SA, IF, 6.66%, 05/15/30	4,533
1,176	Series 2766, Class SX, IF, 5.42%, 03/15/34	970
1,020	Series 2769, PO, 03/15/34	616
572	Series 2771, Class FG, FRN, PO, 03/15/34	433
2,726	Series 2776, Class SK, FRN, 3.42%, 04/15/34	2,038
1,171	Series 2778, Class BS, IF, 6.33%, 04/15/34	1,033
1,169	Series 2780, Class JG, 4.50%, 04/15/19	1,131
367	Series 2827, Class SQ, IF, 7.50%, 01/15/19	378
484	Series 2841, Class GO, PO, 08/15/34	367
2,640	Series 2846, PO, 08/15/34	2,061
779	Series 2849, PO, 08/15/34	595
1,062	Series 2888, Class SL, IF, 4.86%, 11/15/34	1,010
547	Series 2925, Class ZM, 5.00%, 01/15/35	542
805	Series 2958, Class KB, 5.50%, 04/15/35	806
17	Federal Home Loan Mortgage Corp. STRIPS
	Series 134, Class B, IO, 9.00%, 04/01/22	4
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
2,301	Series T-41, Class 3A, 7.50%, 07/25/32	2,419
1,474	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	1,535
7,014	Series T-54, Class 2A, 6.50%, 02/25/43	7,205
2,437	Series T-54, Class 3A, 7.00%, 02/25/43	2,554
960	Series T-58, Class A, PO, 09/25/43	824
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association
1,385	Series 8, Class ZA, 7.00%, 03/25/23	1,431
531	Series 29, Class J, 7.00%, 09/25/23	534
3,123	Series 55, Class GL, IF, IO, 0.60%, 04/25/24	20
	Federal National Mortgage Association
33	Series 1988-7, Class Z, 9.25%, 04/25/18	35
92	Series 1989-70, Class G, 8.00%, 10/25/19	97
33	Series 1989-78, Class H, 9.40%, 11/25/19	36

Principal Amount		Security Description	Value

66		Series 1989-83, Class H, 5.50%, 08/25/35	70
64		Series 1989-89, Class H, 9.00%, 11/25/19	69
57		Series 1990-1, Class D, 8.80%, 01/25/20	61
12		Series 1990-60, Class K, 5.50%, 06/25/20	12
19		Series 1990-63, Class H, 9.50%, 06/25/20	21
24		Series 1990-93, Class G, 5.50%, 08/25/20	24
-(h	)	Series 1990-94, Class H, HB, 504.00%, 08/25/20	7
-(h	)	Series 1990-95, Class J, IO, HB, 1118.04%, 08/25/20	9
88		Series 1990-102, Class J, 6.50%, 08/25/20	90
150		Series 1990-120, Class H, 9.00%, 10/25/20	158
14		Series 1990-134, Class SC, IF, 15.83%, 11/25/20	18
1		Series 1990-140, Class K, IO, HB, 652.15%, 12/25/20	13
-(h	)	Series 1991-4, Class N, IO, HB, 758.75%, 01/25/06	-(h	)
-(h	)	Series 1991-7, Class K, IO, HB, 910.80%, 02/25/21	2
73		Series 1991-24, Class Z, 5.00%, 03/25/21	72
-(h	)	Series 1991-33, Class J, IO, HB, 1008.00%, 04/25/06	-(h	)
81		Series 1992-38, Class Z, 7.50%, 02/25/22	83
13		Series 1992-101, Class J, 7.50%, 06/25/22	14
353		Series 1992-136, Class PK, 6.00%, 08/25/22	360
272		Series 1992-143, Class MA, 5.50%, 09/25/22	275
90		Series 1992-152, Class N, IO, 8.00%, 08/25/07	5
729		Series 1992-156, Class K, 7.50%, 09/25/07	743
613		Series 1992-163, Class M, 7.75%, 09/25/22	646
1,070		Series 1992-188, Class PZ, 7.50%, 10/25/22	1,122
9		Series 1992-201, Class SB, IF, 14.57%, 10/25/22	9
170		Series 1993-8, Class H, 7.00%, 01/25/08	173
467		Series 1993-21, Class KA, 7.70%, 03/25/23	491
650		Series 1993-25, Class J, 7.50%, 03/25/23	682
184		Series 1993-27, Class SA, IF, 15.50%, 02/25/23	236
497		Series 1993-55, Class K, 6.50%, 05/25/08	505
214		Series 1993-59, Class FA, FRN, 4.59%, 05/25/08	216
292		Series 1993-62, Class SA, IF, 14.10%, 04/25/23	344
60		Series 1993-72, Class F, FRN, 3.66%, 05/25/08	60
32		Series 1993-107, Class F, FRN, 3.61%, 06/25/08	32
437		Series 1993-164, Class SC, IF, 12.55%, 09/25/08	459
135		Series 1993-165, Class SD, IF, 9.00%, 09/25/23	140
294		Series 1993-165, Class SK, IF, 12.50%, 09/25/23	361
790		Series 1993-167, Class GA, 7.00%, 09/25/23	810
123		Series 1993-175, Class SA, IF, 13.00%, 09/25/08	131
209		Series 1993-179, Class SB, IF, 17.69%, 10/25/23	260
139		Series 1993-179, Class SC, IF, 10.50%, 10/25/23	160
126		Series 1993-186, Class SA, IF, 9.25%, 09/25/08	131
369		Series 1993-190, Class S, IF, 10.76%, 10/25/08	379
122		Series 1993-196, Class FA, FRN 3.66%, 10/25/08	121
69		Series 1993-196, Class SB, IF, 9.25%, 10/25/08	72
154		Series 1993-197, Class SB, IF, 10.58%, 10/25/08	157
767		Series 1993-199, Class FA, FRN, 4.39%, 10/25/23	774
382		Series 1993-205, Class H, PO, 09/25/23	330
703		Series 1993-220, Class SG, IF, 8.31%, 11/25/13	716
471		Series 1993-221, Class FH, FRN, 4.94%, 12/25/08	476
229		Series 1993-221, Class SE, FRN, 9.50%, 12/25/08	241
314		Series 1993-225, Class UB, 6.50%, 12/25/23	322
64		Series 1993-225, Class VO, IF, 9.54%, 12/25/22	66
124		Series 1993-230, Class FA, FRN, 4.44%, 12/25/23	126
464		Series 1993-233, Class SB, IF, 12.58%, 12/25/08	493

Principal Amount	Security Description	Value

611	Series 1993-247, Class FE, FRN, 4.84%, 12/25/23	623
283	Series 1993-247, Class SU, IF, 10.19%, 12/25/23	309
1,260	Series 1993-250, Class Z, 7.00%, 12/25/23	1,300
4,563	Series 1993-257, Class C, PO, 06/25/23	4,128
61	Series 1994-12, Class FC, FRN 3.81%, 01/25/09	60
56	Series 1994-13, Class SK, IF, 14.34%, 02/25/09	61
12	Series 1994-33, Class F, FRN, 4.24%, 03/25/09	12
230	Series 1994-33, Class FA, FRN, 3.76%, 03/25/09	227
1,374	Series 1994-34, Class DZ, 6.00%, 03/25/09	1,396
2,200	Series 1994-37, Class L, 6.50%, 03/25/24	2,274
6,491	Series 1994-40, Class Z, 6.50%, 03/25/24	6,775
335	Series 1994-55, Class G, 6.75%, 12/25/23	337
295	Series 1995-2, Class Z, 8.50%, 03/25/25	313
293	Series 1995-19, Class Z, 6.50%, 11/25/23	314
2,456	Series 1996-14, Class SE, IF, IO, 6.55%, 08/25/23	416
183	Series 1996-20, Class L, PO, 09/25/08	175
606	Series 1996-24, Class B, PO, 10/25/08	585
268	Series 1996-24, Class E, PO, 03/25/09	255
88	Series 1996-27, Class FC, FRN, 4.34%, 03/25/17	88
668	Series 1996-32, Class PH, 7.00%, 01/25/26	682
714	Series 1996-39, Class J, PO, 09/25/08	683
20	Series 1996-46, Class PE, PO, 09/25/06	20
215	Series 1996-59, Class J, 6.50%, 08/25/22	221
3,099	Series 1997-20, IO, FRN, 1.84%, 03/25/27	172
163	Series 1997-27, Class J, 7.50%, 04/18/27	171
266	Series 1997-29, Class J, 7.50%, 04/20/27	277
1,654	Series 1997-39, Class PD, 7.50%, 05/20/27	1,720
1,252	Series 1997-42, Class EN, 7.25%, 07/18/27	1,288
249	Series 1997-42, Class ZC, 6.50%, 07/18/27	256
252	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	20
3,720	Series 1997-61, Class ZC, 7.00%, 02/25/23	3,875
715	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	134
112	Series 1998-4, Class C, PO, 04/25/23	98
405	Series 1998-27, Class B, PO, 12/25/08	386
2,609	Series 1998-36, Class ZB, 6.00%, 07/18/28	2,656
908	Series 1998-43, Class SA, IF, IO, 12.69%, 04/25/23	280
1,152	Series 1998-66, Class SB, IF, IO, 4.32%, 12/25/28	109
616	Series 1999-17, Class C, 6.35%, 04/25/29	634
1,396	Series 1999-18, Class Z, 5.50%, 04/18/29	1,358
1,719	Series 1999-38, Class SK, IF, IO, 4.22%, 08/25/23	115
388	Series 1999-52, Class NS, IF, 12.66%, 10/25/23	460
975	Series 1999-62, Class PB, 7.50%, 12/18/29	1,032
3,287	Series 2000-2, Class ZE, 7.50%, 02/25/30	3,465
1,275	Series 2000-20, Class SA, IF, IO, 5.27%, 07/25/30	114
262	Series 2000-52, IO, 8.50%, 01/25/31	59
1,571	Series 2001-4, Class PC, 7.00%, 03/25/21	1,642
1,585	Series 2001-5, Class OW, 6.00%, 03/25/16	1,622
1,382	Series 2001-7, Class PF, 7.00%, 03/25/31	1,436
2,212	Series 2001-7, Class PR, 6.00%, 03/25/16	2,328
2,594	Series 2001-10, Class PR, 6.00%, 04/25/16	2,721
661	Series 2001-28, Class VB, 6.00%, 02/25/20	665
1,804	Series 2001-30, Class PM, 7.00%, 07/25/31	1,870
1,114	Series 2001-31, Class VD, 6.00%, 05/25/31	1,144
4,230	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	814
2,860	Series 2001-36, Class DE, 7.00%, 08/25/31	2,979

Principal Amount	Security Description	Value

4,512	Series 2001-44, Class MY, 7.00%, 09/25/31	4,803
1,057	Series 2001-44, Class PD, 7.00%, 09/25/31	1,097
1,373	Series 2001-44, Class PU, 7.00%, 09/25/31	1,424
1,431	Series 2001-49, Class DQ, 6.00%, 11/25/15	1,450
1,101	Series 2001-49, Class Z, 6.50%, 09/25/31	1,136
880	Series 2001-50, Class VB, 6.50%, 12/25/16	895
747	Series 2001-52, Class KB, 6.50%, 10/25/31	771
961	Series 2001-52, Class XM, 6.50%, 11/25/10	983
3,052	Series 2001-52, Class XN, 6.50%, 11/25/15	3,151
2,200	Series 2001-61, Class VB, 7.00%, 12/25/16	2,285
880	Series 2001-61, Class VQ, 6.50%, 08/25/15	899
3,304	Series 2001-61, Class Z, 7.00%, 11/25/31	3,481
1,031	Series 2001-71, Class JW, 6.00%, 08/25/21	1,040
1,320	Series 2001-71, Class MB, 6.00%, 12/25/16	1,358
3,610	Series 2001-71, Class QE, 6.00%, 12/25/16	3,701
724	Series 2001-72, Class SX, IF, 8.55%, 12/25/31	690
2,640	Series 2001-74, Class MB, 6.00%, 12/25/16	2,761
1,760	Series 2001-78, Class VB, 6.00%, 12/25/15	1,768
2,630	Series 2001-80, Class PE, 6.00%, 07/25/29	2,688
994	Series 2002-1, Class HC, 6.50%, 02/25/22	1,029
942	Series 2002-1, Class SA, IF, 12.74%, 02/25/32	1,014
611	Series 2002-1, Class UD, IF, 11.05%, 12/25/23	647
3,968	Series 2002-2, Class UC, 6.00%, 02/25/17	4,041
8,139	Series 2002-3, Class OG, 6.00%, 02/25/17	8,417
3,959	Series 2002-4, Class VC, 6.50%, 03/25/24	4,065
1,760	Series 2002-7, Class O, 6.00%, 03/25/17	1,820
511	Series 2002-7, Class QM, 6.00%, 02/25/20	514
4,565	Series 2002-7, Class TG, 6.00%, 03/25/17	4,739
1,058	Series 2002-8, Class SR, IF, 8.29%, 03/25/09	1,077
488	Series 2002-9, Class VE, 6.50%, 12/25/12	497
1,012	Series 2002-11, Class QG, 5.50%, 03/25/17	1,036
7,246	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	329
133	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	152
7,859	Series 2002-18, Class PC, 5.50%, 04/25/17	8,038
2,200	Series 2002-19, Class PE, 6.00%, 04/25/17	2,264
370	Series 2002-21, Class LO, PO, 04/25/32	305
3,080	Series 2002-21, Class PE, 6.50%, 04/25/32	3,184
1,320	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,355
6,159	Series 2002-28, Class PK, 6.50%, 05/25/32	6,406
377	Series 2002-36, Class HZ, 7.00%, 12/25/29	382
2,368	Series 2002-37, Class Z, 6.50%, 06/25/32	2,449
880	Series 2002-42, Class C, 6.00%, 07/25/17	924
4,399	Series 2002-48, Class GH, 6.50%, 08/25/32	4,649
792	Series 2002-55, Class QE, 5.50%, 09/25/17	805
13,198	Series 2002-56, Class UC, 5.50%, 09/25/17	13,468
191	Series 2002-59, Class VA, 6.50%, 04/25/32	190
5,191	Series 2002-59, Class VB, 6.50%, 04/25/32	5,253
2,508	Series 2002-61, Class PE, 5.50%, 05/25/16	2,534
790	Series 2002-73, Class S, IF, 6.68%, 11/25/09	815
3,520	Series 2002-74, Class LD, 5.00%, 01/25/16	3,520
4,939	Series 2002-74, Class PD, 5.00%, 11/25/15	4,942
3,993	Series 2002-74, Class VA, 6.00%, 11/25/31	4,032
5,499	Series 2002-74, Class VB, 6.00%, 11/25/31	5,617
2,722	Series 2002-77, Class S, IF, 7.46%, 12/25/32	2,496
4,810	Series 2002-83, Class CS, 6.88%, 08/25/23	4,996

Principal Amount	Security Description	Value

737	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	99
880	Series 2002-93, Class PD, 3.50%, 02/25/29	858
3,629	Series 2002-94, Class BK, 5.50%, 01/25/18	3,733
2,646	Series 2003-8, Class SB, IF, IO, 3.82%, 03/25/16	168
3,105	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	135
2,948	Series 2003-22, Class UD, 4.00%, 04/25/33	2,521
748	Series 2003-27, Class DW, 4.50%, 04/25/17	730
2,053	Series 2003-34, Class AX, 6.00%, 05/25/33	2,106
1,771	Series 2003-34, Class ED, 6.00%, 05/25/33	1,824
1,517	Series 2003-39, IO, VAR, 6.00%, 05/25/33	294
1,540	Series 2003-39, Class LW, 5.50%, 05/25/23	1,583
2,200	Series 2003-41, Class PE, 5.50%, 05/25/23	2,271
858	Series 2003-42, Class GB, 4.00%, 05/25/33	741
880	Series 2003-47, Class PE, 5.75%, 06/25/33	891
4,267	Series 2003-52, Class PA, 6.50%, 06/25/35	4,476
1,726	Series 2003-52, Class SX, IF, 11.46%, 10/25/31	1,789
915	Series 2003-64, Class SX, IF, 4.52%, 07/25/33	644
1,232	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	187
657	Series 2003-67, Class VQ, 7.00%, 01/25/19	703
726	Series 2003-68, Class QP, 3.00%, 07/25/22	683
2,246	Series 2003-71, Class DS, IF, 2.54%, 08/25/33	1,850
6,707	Series 2003-73, Class GA, 3.50%, 05/25/31	6,380
644	Series 2003-74, Class SH, IF, 3.28%, 08/25/33	468
17,681	Series 2003-80, Class SY, IF, IO, 3.82%, 06/25/23	1,533
1,442	Series 2003-81, Class LC, 4.50%, 09/25/18	1,396
5,719	Series 2003-83, Class PG, 5.00%, 06/25/23	5,681
1,984	Series 2003-91, Class SD, IF, 6.12%, 09/25/33	1,882
869	Series 2003-92, Class SH, IF, 4.59%, 09/25/18	818
2,640	Series 2003-106, Class US, IF, 3.33%, 11/25/23	2,074
464	Series 2003-106, Class WS, IF, 4.65%, 02/25/23	430
1,500	Series 2003-113, Class PC, 4.00%, 03/25/15	1,463
13,869	Series 2003-116, Class SB, IF, IO, 3.77%, 11/25/33	1,069
1,760	Series 2003-122, Class TE, 5.00%, 12/25/22	1,747
1,320	Series 2003-128, Class KE, 4.50%, 01/25/14	1,304
1,000	Series 2003-128, Class NG, 4.00%, 01/25/19	938
2,102	Series 2003-130, Class SX, IF, 5.78%, 01/25/34	1,913
1,676	Series 2003-132, Class OA, PO, 08/25/33	1,328
8,829	Series 2004-4, Class QI, IF, IO, 3.27%, 06/25/33	630
835	Series 2004-4, Class QM, IF, 6.54%, 06/25/33	791
4,944	Series 2004-10, Class SC, IF, 13.28%, 02/25/34	5,394
2,464	Series 2004-14, Class SD, IF, 3.33%, 03/25/34	1,812
2,040	Series 2004-21, Class CO, PO, 04/25/34	1,210
870	Series 2004-22, Class A, 4.00%, 04/25/19	802
1,320	Series 2004-25, Class PC, 5.50%, 01/25/34	1,321
8,734	Series 2004-25, Class SA, IF, 8.99%, 04/25/34	8,951
2,500	Series 2004-27, Class HB, 4.00%, 05/25/19	2,297
880	Series 2004-36, Class PC, 5.50%, 02/25/34	887
6,173	Series 2004-36, Class SA, IF, 8.99%, 05/25/34	6,372
2,878	Series 2004-36, Class SN, IF, 6.54%, 07/25/33	2,811
3,180	Series 2004-51, Class SY, IF, 6.58%, 07/25/34	2,828
1,100	Series 2004-53, Class NC, 5.50%, 07/25/24	1,130
244	Series 2004-61, Class SK, FRN, 8.50%, 11/25/32	278
880	Series 2004-76, Class CL, 4.00%, 10/25/19	821
440	Series 2004-81, Class AC, 4.00%, 11/25/19	409
1,540	Series 2004-92, Class JO, PO, 12/25/34	1,273

Principal Amount		Security Description	Value

5,500		Series 2005-7, Class PG, 5.50%, 08/25/35	5,571
2,118		Series 2989, PO, 06/15/23	1,711
3		Series G-17, Class S, FRN, HB, 687.60%, 06/25/21	35
194		Series G-28, Class S, IF, 11.26%, 09/25/21	211
156		Series G-35, Class M, 8.75%, 10/25/21	168
64		Series G-51, Class SA, IF, 18.40%, 12/25/21	83
334		Series G92-15, Class Z, 7.00%, 01/25/22	342
-	(h)	Series G92-27, Class SQ, FRN, HB, 7182.00%, 05/25/22	7
806		Series G92-35, Class E, 7.50%, 07/25/22	840
1		Series G92-35, Class G, IO, HB, 1184.78%, 07/25/22	18
104		Series G92-42, Class Z, 7.00%, 07/25/22	108
4,315		Series G92-44, Class ZQ, 8.00%, 07/25/22	4,613
121		Series G92-52, Class FD, FRN, 3.86%, 09/25/22	120
1,053		Series G92-54, Class ZQ, 7.50%, 09/25/22	1,105
135		Series G92-59, Class F, FRN, 3.46%, 10/25/22	133
34		Series G92-61, Class FJ, FRN, 3.86%, 10/25/22	34
222		Series G92-61, Class Z, 7.00%, 10/25/22	231
201		Series G92-62, Class B, PO, 10/25/22	174
881		Series G93-1, Class KA, 7.90%, 01/25/23	932
264		Series G93-14, Class J, 6.50%, 03/25/23	270
603		Series G93-17, Class SI, FRN, 6.00%, 04/25/23	622
621		Series G93-27, Class FD, FRN, 4.72%, 08/25/23	630
146		Series G93-37, Class H, PO, 09/25/23	128
187		Series G93-5, Class Z, 6.50%, 02/25/23	190
191		Series G95-1, Class C, 8.80%, 01/25/25	206
3,469		Federal National Mortgage Association Grantor Trust
		Series 2001-48, Class Z, 6.50%, 09/25/21	3,687
		Federal National Mortgage Association Interest STRIPS
31		Series 23, Class 2, IO, 10.00%, 09/01/17	8
3		Series 50, Class 2, IO, 10.50%, 03/01/19	1
101		Series 218, Class 2, IO, 7.50%, 04/01/23	20
80		Series 265, Class 2, 9.00%, 03/01/24	87
2,007		Series 329, Class 1, PO, 12/01/32	1,585
2,178		Series 340, Class 1, PO, 09/01/33	1,647
3		Series K, Class 2, IO, HB, 256.00%, 11/01/08	9
		Federal National Mortgage Association Whole Loan
1,897		Series 2002-W5, Class A7, 6.25%, 08/25/30	1,919
1,449		Series 2002-W5, Class A10, IF, IO, 4.27%, 11/25/30	103
4,196		Series 2003-W1, Class 1A1, 6.50%, 12/25/42	4,319
1,357		Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,428
708		Series 2003-W4, Class 2A, 6.50%, 10/25/42	713
2,200		Series 2003-W8, Class 1A3, 4.75%, 12/25/42	2,181
5,148		Series 2004-W2, Class 2A2, 7.00%, 02/25/44	5,380
		Government National Mortgage Association
2,973		Series 1994-3, Class PQ, 7.49%, 07/16/24	3,106
1,823		Series 1994-4, Class KQ, 7.99%, 07/16/24	1,911
5,279		Series 1994-7, Class PQ, 6.50%, 10/16/24	5,538
1,418		Series 1996-16, Class E, 7.50%, 08/16/26	1,472
2,358		Series 1997-8, Class PN, 7.50%, 05/16/27	2,460
553		Series 1997-11, Class D, 7.50%, 07/20/27	574
1,169		Series 1998-26, Class K, 7.50%, 09/17/25	1,224
6,424		Series 1999-4, Class ZB, 6.00%, 02/20/29	6,477
4,002		Series 1999-10, Class ZC, 6.50%, 04/20/29	4,194
968		Series 1999-15, Class E, 6.50%, 01/16/29	988
1,370		Series 1999-30, Class S, IF, IO 4.83%, 08/16/29	101

Principal Amount	Security Description	Value

73	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	81
1,335	Series 1999-40, Class ZW, 7.50%, 11/20/29	1,397
1,952	Series 1999-41, Class Z, 8.00%, 11/16/29	2,072
627	Series 1999-44, Class PC, 7.50%, 12/20/29	655
3,867	Series 1999-44, Class ZC, 8.50%, 12/16/29	4,299
1,920	Series 1999-44, Class ZG, 8.00%, 12/20/29	2,022
1,591	Series 2000-6, Class Z, 7.50%, 02/20/30	1,655
849	Series 2000-9, Class PB, 7.50%, 06/16/26	862
757	Series 2000-9, Class Z, 8.00%, 06/20/30	776
4,236	Series 2000-9, Class ZJ, 8.50%, 02/16/30	4,649
1,289	Series 2000-12, Class ST, IF, 21.03%, 02/16/30	1,722
1,320	Series 2000-14, Class PD, 7.00%, 02/16/30	1,380
484	Series 2000-16, Class ZN, 7.50%, 02/16/30	506
5,764	Series 2000-21, Class Z, 9.00%, 03/16/30	6,416
632	Series 2000-26, Class TZ, 8.50%, 09/20/30	722
565	Series 2000-26, Class Z, 7.75%, 09/20/30	582
99	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	114
1,243	Series 2000-31, Class Z, 9.00%, 10/20/30	1,324
460	Series 2000-34, Class SG, IF, IO, 4.73%, 10/20/30	22
911	Series 2000-35, Class ZA, 9.00%, 11/20/30	974
144	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	26
675	Series 2000-37, Class B, 8.00%, 12/20/30	710
369	Series 2000-38, Class AH, 7.15%, 12/20/30	379
862	Series 2001-4, Class SJ, IF, IO, 4.36%, 01/19/30	28
1,384	Series 2001-6, Class SD, IF, IO, 4.78%, 03/16/31	88
1,805	Series 2001-7, Class PK, 6.50%, 03/20/31	1,857
3,534	Series 2001-8, Class Z, 6.50%, 03/20/31	3,689
86	Series 2001-32, Class WA, IF, 10.63%, 07/20/31	91
1,229	Series 2001-35, Class SA, IF, IO 4.48%, 08/16/31	82
1,032	Series 2001-36, Class S, IF, IO, 4.28%, 08/16/31	62
1,111	Series 2001-60, Class VP, 6.50%, 07/20/17	1,133
2,183	Series 2001-64, Class MQ, 6.50%, 12/20/31	2,275
1,260	Series 2002-3, Class SP, IF, IO, 3.62%, 01/16/32	70
2,100	Series 2002-7, Class PG, 6.50%, 01/20/32	2,163
4,947	Series 2002-24, Class AG, IF, IO, 4.18%, 04/16/32	403
468	Series 2002-24, Class SB, IF, 6.27%, 04/16/32	435
11,352	Series 2002-31, Class SE, IF, IO, 3.73%, 04/16/30	793
3,033	Series 2002-36, Class VB, 6.50%, 07/20/19	3,058
2,288	Series 2002-40, Class UK, 6.50%, 06/20/32	2,395
180	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	191
1,875	Series 2002-41, Class VB, 6.50%, 04/20/18	1,889
10,998	Series 2002-45, Class QE, 6.50%, 06/20/32	11,481
3,124	Series 2002-47, Class PG, 6.50%, 07/16/32	3,265
2,437	Series 2002-47, Class VB, 6.50%, 09/20/17	2,450
7,157	Series 2002-47, Class ZA, 6.50%, 07/20/32	7,422
289	Series 2002-51, Class SG, IF, 16.05%, 04/20/31	323
3,637	Series 2002-52, Class GH, 6.50%, 07/20/32	3,804
2,168	Series 2002-54, Class GB, 6.50%, 08/20/32	2,245
6,820	Series 2002-67, Class VA, 6.00%, 03/20/13	6,908
2,626	Series 2002-70, Class AV, 6.00%, 03/20/12	2,699
8,300	Series 2002-70, Class PS, IF, IO, 3.90%, 08/20/32	614
1,084	Series 2002-71, Class VJ, 6.00%, 12/20/14	1,097
1,108	Series 2002-75, Class PB, 6.00%, 11/20/32	1,142
1,232	Series 2002-79, Class KV, 6.00%, 11/20/13	1,263
1,176	Series 2002-80, Class EB, 7.00%, 01/20/32	1,234

Principal Amount	Security Description	Value

1,886	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	70
2,302	Series 2002-88, Class VA, 6.00%, 12/20/17	2,366
3,586	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	556
1,420	Series 2003-4, Class NY, 5.50%, 12/20/13	1,444
5,772	Series 2003-11, Class SK, IF, IO, 3.93%, 02/16/33	444
2,833	Series 2003-12, Class SP, IF, IO, 3.90%, 02/20/33	238
607	Series 2003-24, PO, 03/16/33	511
1,540	Series 2003-40, Class TC, 7.50%, 03/20/33	1,677
1,540	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,661
880	Series 2003-46, Class MG, 6.50%, 05/20/33	927
1,628	Series 2003-46, Class TC, 6.50%, 03/20/33	1,755
1,680	Series 2003-52, Class AP, PO, 06/16/33	1,341
2,511	Series 2003-58, Class BE, 6.50%, 01/20/33	2,715
25	Series 2003-66, Class EO, PO, 08/20/33	25
7,136	Series 2003-76, Class LS, IF, IO, 3.40%, 09/20/31	455
760	Series 2003-90, PO, 10/20/33	643
3,405	Series 2003-95, Class SC, IF, IO, 3.21%, 09/17/31	131
1,430	Series 2003-98, Class PC, 5.00%, 02/20/29	1,434
9,093	Series 2003-112, Class SA, IF, IO, 2.78%, 12/16/33	469
13,599	Series 2004-11, Class SW, IF, IO, 1.70%, 02/20/34	387
1,860	Series 2004-28, Class S, IF, 9.29%, 04/16/34	1,911
822	Series 2004-73, Class AE, IF, 7.04%, 08/17/34	809
	Vendee Mortgage Trust
1,530	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,531
1,146	Series 1994-1, Class 2J, 6.50%, 02/15/13	1,161
2,707	Series 1996-1, Class 1Z, 6.75%, 02/15/26	2,820
1,727	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,795
3,579	Series 1997-1, Class 2Z, 7.50%, 02/15/27	3,866
4,839	Series 1998-1, Class 2E, 7.00%, 09/15/27	5,027
2,835	Series 1999-1, Class 2Z, 6.50%, 01/15/29	2,916

		977,175

Non-Agency CMO — 10.3%
	Banc of America Funding Corp.
2,288	Series 2003-3, Class 1A33, 5.50%, 10/25/33	2,253
1,826	Series 2004-1, PO, 03/25/34	1,571
	Banc of America Mortgage Securities
733	Series 2003-7, Class A2, 4.75%, 09/25/18	722
1,108	Series 2003-8, Class A, PO, 11/25/33	824
16,567	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	116
621	Series 2004-4, Class A, PO, 05/25/34	469
1,000	Series 2004-6, Class 2A5, PO, 07/25/34	528
2,417	Series 2004-6, Class A, PO, 07/25/34	1,740
613	Series 2004-8, Class 5, PO, 05/25/32	495
309	Series 2004-8, Class X, PO, 10/25/34	288
2,200	Series 2004-E, Class 2A5, FRN, 4.12%, 06/25/34	2,127
	Banc of America Alternative Loan Trust
829	Series 2003-2, PO, 04/25/33	707
1,108	Series 2003-11, PO, 01/25/34	905
868	Series 2004-6, Class 15, PO, 07/25/34	692
880	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2004-4, Class A4, VAR, 3.52%, 06/25/34	857
	Bear Stearns Commercial Mortgage Securities
237	Series 2000-WF1, Class A1, 7.64%, 02/15/32	249
1,375	Series 2004-T16, Class A2, 3.70%, 02/13/46	1,342

Principal Amount	Security Description	Value

2,550	Series 2005-PWR9, Class AAB, 4.80%, 09/15/42	2,526
879	Citicorp Mortgage Securities, Inc.
	Series 1993-14, Class A3, FRN, 5.03%, 11/25/23	881
	Citigroup Mortgage Loan Trust, Inc.
1,073	Series 2003-1, Class 2, PO, 10/25/33	869
482	Series 2003-1, Class 2A6, PO, 10/25/33	227
921	Series 2003-1, Class 3, PO, 10/25/33	633
1,811	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,854
818	Series 2003-UST1, PO, 12/25/18	726
1,482	Series 2003-UST1, PO, 12/25/18	1,151
4,893	Series 2003-UST1, Class A1, 5.50%, 12/25/18	4,927
	Countrywide Alternative Loan Trust
2,640	Series 2002-8, Class A4, 6.50%, 07/25/32	2,640
1,043	Series 2002-17, Class A7, 2.50%, 01/25/33	1,003
9,573	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	9,197
6,632	Series 2005-26CB, Class A10, IF, 6.11%, 07/25/35	6,498
8,000	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	7,950
21,997	Series 2005-22T1, Class A2, IF, IO, 1.24%, 06/25/35	302
41,842	Series 2005-J1, Class 1A4, IF, IO, 1.27%, 02/25/35	521
	Countrywide Home Loan Mortgage Pass Through Trust
7,658	Series 2003-26, Class 1A6, 3.50%, 08/25/33	6,993
526	Series 2003-34, Class A11, 5.25%, 09/25/33	525
880	Series 2003-44, Class A9, PO, 10/25/33	572
1,652	Series 2003-J2, Class A17, IF, IO, 3.57%, 04/25/33	98
5,695	Series 2003-J7, Class 4A3, IF, 4.85%, 08/25/18	5,573
3,132	Series 2004-7, Class 2A1, FRN, 4.09%, 06/25/34	3,019
1,317	Series 2004-HYB1, Class 2A, VAR, 4.26%, 05/20/34	1,293
1,631	Series 2004-HYB3, Class 2A, VAR, 4.12%, 06/20/34	1,596
	Credit Suisse First Boston Mortgage Securities Corp.
109	Series 1987, Class C, PO, 04/25/17	95
1,081	Series 2004-5, Class 5P, PO, 08/25/19	904
	First Horizon Asset Securities, Inc.
2,300	Series 2003-3, Class 1A4, 3.90%, 05/25/33	2,190
7,433	Series 2004-AR1, Class 2A2, FRN, 5.03%, 04/25/35	7,408
9,448	Series 2004-AR7, Class 2A1, FRN, 4.94%, 02/25/35	9,412
	GMAC Mortgage Corp Loan Trust
6,982	Series 2005-AR3, Class 3A3, VAR, 4.90%, 06/19/35	6,972
6,500	Series 2005-AR3, Class 3A4, VAR, 4.90%, 06/19/35	6,450
	GSR Mortgage Loan Trust
2,200	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	2,298
806	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	804
545	Series 2004-13F, Class 2A3, 6.00%, 11/25/34	544
686	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	685
	MASTR Adjustable Rate Mortgages Trust
13,036	PO, 05/28/35	9,730
6,305	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	6,172
12,000	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	11,612
	MASTR Alternative Loans Trust
4,653	Series 2003-9, Class 8A1, 6.00%, 01/25/34	4,711
9,600	Series 2004-4, Class 10A1, 5.00%, 05/25/24	9,467
2,723	Series 2004-6, Class 7A1, 6.00%, 07/25/34	2,749
1,664	Series 2004-6, Class 30, PO, 07/25/34	1,403
1,394	Series 2004-7, Class 30, PO, 08/25/34	1,053
1,928	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,875

Principal Amount	Security Description	Value

	MASTR Asset Securitization Trust
1,746	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,747
1,119	Series 2003-12, Class 30, PO, 12/25/33	811
734	Series 2004-1, Class 30, PO, 02/25/34	607
787	Series 2004-6, Class 15, PO, 07/25/19	596
812	Series 2004-8, PO, 08/25/19	636
3,850	Merrill Lynch Mortgage Trust
	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	3,883
360	Merrill Lynch Trust
	Series 47, Class Z, 8.99%, 10/20/20	370
3,430	Mortgage IT Trust
	Series 2005-1, Class 1A1, FRN, 4.15%, 02/25/35	3,430
	Nomura Asset Acceptance Corp.
1,883	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,889
1,738	Series 2003-A1, Class A2, 6.00%, 05/25/33	1,748
389	Series 2003-A1, Class A5, 7.00%, 04/25/33	389
400	Series 2003-A1, Class A7, 5.00%, 04/25/18	400
2,418	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	2,460
	Paine Webber CMO Trust
19	Series H, Class 4, 8.75%, 04/01/18	20
116	Series P, Class 4, 8.50%, 08/01/19	120
	Residential Accredit Loans, Inc.
4,399	Series 2002-QS8, Class A5, 6.25%, 06/25/17	4,424
1,640	Series 2002-QS16, Class A3, IF, 8.61%, 10/25/17	1,739
4,422	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	4,289
3,154	Series 2003-QS3, Class A2, IF, 8.07%, 02/25/18	3,259
2,935	Series 2003-QS3, Class A8, IF, IO, 3.77%, 02/25/18	205
7,383	Series 2003-QS9, Class A3, IF, IO, 3.72%, 05/25/18	521
6,249	Series 2003-QS12, Class A2A, IF, IO, 3.77%, 06/25/18	448
1,902	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	377
4,385	Series 2003-QS18, Class A1, 5.00%, 09/25/18	4,352
1,320	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,301
	Residential Asset Securitization Trust
1,216	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,201
484	Series 2003-A14, Class A1, 4.75%, 02/25/19	475
	Residential Funding Mortgage Securities I
7,398	Series 2003-S7, Class A17, 4.00%, 05/25/33	7,157
1,760	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,676
1,320	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,294
1,258	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	1,207
1,986	Series 2003-S14, Class A4, PO, 07/25/18	1,739
397	Residential Funding Securities Corp.
	Series 2003-RM2, Class AP3, PO, 05/25/33	340
70	Rural Housing Trust
	Series 1987-1, Class 3B, 7.33%, 04/01/26	70
	Salomon Brothers Mortgage Securities VII
40	Series 2000-UP1, Class A2, 8.00%, 08/25/27	40
786	Series 2003-UP2, Class 1, PO, 12/25/18	725
3,300	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-6, Class 5A4, VAR, 5.01%, 06/25/34	3,262
	Structured Asset Securities Corp.
276	Series 2003-8, Class 1A2, PO, 05/25/32	234
880	Series 2003-8, Class 1A2, 5.00%, 04/25/18	870
1,730	Series 2004-20, Class 1A3, 5.25%, 11/25/34	1,698

Principal Amount	Security Description	Value

5,015	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C15, Class A2, 4.04%, 10/15/41	4,874
	Wamu Alternative Mortgage Pass-Through Certificates
1,873	Series 2002-MS, Class 12A, 6.50%, 05/25/32	1,895
43,765	Series 2005-2, Class 1A4, IF, IO, 1.22%, 04/25/35	681
9,906	Series 2005-2, Class 2A3, IF, IO, 1.17%, 04/25/35	145
5,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	4,976
3,398	Series 2005-6, Class 2A4, 5.50%, 08/25/35	3,404
	Washington Mutual, Inc.
1,500	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,466
1,760	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,683
867	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	857
1,760	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,706
1,130	Series 2003-S9, Class P, PO, 10/25/33	816
5,735	Series 2003-S10, Class A5, 5.00%, 10/25/18	5,659
631	Series 2003-S10, Class A6, PO, 10/25/18	523
735	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	724
6,172	Series 2004-S3, Class 2A3, FRN, 8.31%, 07/25/34	6,001
	Wells Fargo Mortgage Backed Securities Trust
1,100	Series 2003-8, Class A9, 4.50%, 08/25/18	1,060
1,521	Series 2003-11, Class 1A, PO, 10/25/18	1,322
2,640	Series 2003-11, Class 1A4, 4.75%, 10/25/18	2,600
2,200	Series 2003-13, Class A7, 4.50%, 11/25/18	2,083
1,053	Series 2003-17, Class 2A4, 5.50%, 01/25/34	1,051
2,674	Series 2004-7, Class 2A2, 5.00%, 07/25/19	2,653
9,475	Series 2004-BB, Class A4, FRN, 4.58%, 01/25/35	9,369
3,561	Series 2004-EE, Class 3A1, FRN, 3.99%, 01/25/35	3,481
3,400	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	3,278
1,297	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	1,272

		289,581

	Total Collateralized Mortgage Obligations (Cost $1,291,083)	1,266,756

Corporate Bonds — 11.6%
Aerospace & Defense — 0.0% (g)
948	Systems 2001 AT LLC
	7.16%, 12/15/11 (e)	1,000

Airlines — 0.4%
466	American Airlines, Inc.
	Series 1999-1, 7.02%, 04/15/11	472
	Continental Airlines, Inc.
421	Series 1999-2, Class A1, 7.26%, 09/15/21	423
1,100	Series 1999-2, Class A2, 7.06%, 03/15/11	1,112
	Delta Air Lines, Inc.
627	Series 2000-1, 7.38%, 11/18/11 (d)	602
1,719	Series 2000-1, 7.57%, 05/18/12 (d)	1,660
813	Southwest Airlines Co.
	Series 2001-1, 5.10%, 11/01/07	815
	United Airlines, Inc.
659	Series 2000-1, 7.73%, 07/01/10 (d)	630
1,484	Series 2000-2, 7.19%, 10/01/12 (d)	1,454
789	Series 2001-1, 6.07%, 09/01/14 (d)	761
1,101	Series 2001-1, 6.20%, 09/01/08 (d)	1,061
2,495	Series 2001-1, 7.78%, 07/01/15 (d)	2,378

		11,368

Principal Amount	Security Description	Value

Automobiles — 0.2%
	DaimlerChrysler NA Holding Corp.
1,144	4.75%, 01/15/08	1,138
2,519	7.20%, 09/01/09	2,687
600	General Motors Corp.
	8.80%, 03/01/21	497

		4,322

Capital Markets — 1.9%
4,964	Bear Stearns Cos., Inc. (The)
	3.25%, 03/25/09	4,732
	Credit Suisse First Boston USA, Inc.
484	4.70%, 06/01/09	483
1,100	5.50%, 08/15/13	1,133
6,856	6.13%, 11/15/11	7,284
	Goldman Sachs Group, Inc.
1,465	3.88%, 01/15/09	1,429
704	4.75%, 07/15/13	688
1,205	5.25%, 10/15/13	1,216
1,683	6.60%, 01/15/12	1,824
440	6.65%, 05/15/09	467
5,071	6.88%, 01/15/11	5,519
224	7.35%, 10/01/09	244
	Lehman Brothers Holdings, Inc.
719	4.00%, 01/22/08	709
1,000	4.80%, 03/13/14	982
1,728	6.63%, 01/18/12	1,880
300	7.88%, 11/01/09	334
	Merrill Lynch & Co., Inc.
924	3.70%, 04/21/08	903
500	4.79%, 08/04/10	498
660	5.45%, 07/15/14	678
880	Series B, 3.13%, 07/15/08	845
2,313	Series C, 4.13%, 01/15/09	2,275
	Morgan Stanley
572	4.25%, 05/15/10	558
1,282	4.75%, 04/01/14	1,237
2,838	6.60%, 04/01/12	3,075
5,929	6.75%, 04/15/11	6,450
396	8.00%, 06/15/10	447
7,112	National Rural Utilities Cooperative Finance Corp.
	6.00%, 05/15/06	7,180
1,526	State Street Corp.
	7.65%, 06/15/10	1,724

		54,794

Chemicals — 0.1%
1,320	Dow Capital BV (Netherlands)
	8.50%, 06/08/10	1,501
470	Dow Chemical Co. (The)
	6.13%, 02/01/11	501

		2,002

Commercial Banks — 1.3%
	Bank of America Corp.
2,112	3.88%, 01/15/08	2,081
1,166	7.40%, 01/15/11	1,302

Principal Amount	Security Description	Value

5,867	7.80%, 02/15/10	6,548
3,444	First Bank NA
	6.50%, 02/01/08	3,584
2,420	Firstar Bank NA
	7.13%, 12/01/09	2,645
242	HSBC Holdings plc (United Kingdom)
	7.35%, 11/27/32 (e)	292
1,375	Huntington National Bank
	8.00%, 04/01/10	1,542
550	Key Bank NA
	7.50%, 09/15/08	596
1,804	Keycorp
	Series G, 4.70%, 05/21/09	1,801
660	Popular North America, Inc.
	4.25%, 04/01/08	651
1,753	Royal Bank of Canada (Canada)
	3.88%, 05/04/09	1,716
880	Suntrust Bank
	6.38%, 04/01/11	947
1,100	US Bancorp
	7.50%, 06/01/26	1,367
836	Wachovia Bank NA
	7.80%, 08/18/10	949
	Wachovia Corp.
2,137	3.50%, 08/15/08	2,069
2,818	3.63%, 02/17/09	2,729
	Wells Fargo & Co.
2,303	3.13%, 04/01/09	2,192
660	4.20%, 01/15/10	647
2,294	Wells Fargo Bank NA
	7.55%, 06/21/10	2,565

		36,223

Commercial Services & Supplies — 0.1%
1,467	PHH Corp.
	7.13%, 03/01/13	1,580

Computers & Peripherals — 0.1%
	International Business Machines Corp.
1,232	5.39%, 01/22/09	1,258
440	6.22%, 08/01/27	482

		1,740

Consumer Finance — 1.1%
660	American Express Credit Corp.
	3.00%, 05/16/08	636
	American General Finance Corp.
1,254	Series H, 4.50%, 11/15/07	1,250
880	Series H, 5.38%, 10/01/12	890
187	Capital One Bank
	5.75%, 09/15/10	193
	General Motors Acceptance Corp.
3,900	6.13%, 09/15/06	3,912
4,600	7.25%, 03/02/11	4,277
	HSBC Finance Corp.
1,100	4.75%, 05/15/09	1,097
7,928	5.88%, 02/01/09	8,182

Principal Amount	Security Description	Value

220	6.38%, 11/27/12	236
1,470	6.40%, 06/17/08	1,533
2,494	6.50%, 11/15/08	2,619
367	6.75%, 05/15/11	399
440	7.20%, 07/15/06	449
1,980	7.88%, 03/01/07	2,067
	International Lease Finance Corp.
695	4.50%, 05/01/08	689
551	5.88%, 05/01/13	574
1,125	SLM Corp.
	Series A, 5.38%, 01/15/13	1,155
792	Standard Credit Card Master Trust
	Series A, 7.25%, 04/07/08	803

		30,961

Diversified Financial Services — 2.5%
	Associates Corp. of NA
2,051	8.15%, 08/01/09	2,296
1,355	8.55%, 07/15/09	1,533
1,100	Series A, 7.95%, 02/15/10	1,232
	CIT Group, Inc.
1,540	6.50%, 02/07/06	1,551
600	7.75%, 04/02/12	688
	Citigroup, Inc.
550	3.50%, 02/01/08	537
2,408	5.63%, 08/27/12	2,503
330	6.20%, 03/15/09	346
	Ford Motor Credit Co.
1,430	5.80%, 01/12/09	1,334
5,750	6.88%, 02/01/06	5,774
6,500	7.38%, 10/28/09	6,279
660	7.38%, 02/01/11	631
3,500	7.88%, 06/15/10	3,406
	General Electric Capital Corp.
2,294	6.75%, 03/15/32	2,698
440	Series A, 2.80%, 01/15/07	431
1,760	Series A, 3.50%, 05/01/08	1,716
2,332	Series A, 4.25%, 01/15/08	2,318
924	Series A, 4.63%, 09/15/09	923
5,763	Series A, 5.88%, 02/15/12	6,055
4,083	Series A, 6.00%, 06/15/12	4,346
3,651	Series A, 6.13%, 02/22/11	3,872
	John Hancock Global Funding II
1,100	3.50%, 01/30/09 (e)	1,058
1,188	7.90%, 07/02/10 (e)	1,349
	MassMutual Global Funding II
1,804	3.25%, 06/15/07 (e)	1,763
1,936	3.50%, 03/15/10 (e)	1,832
1,045	New York Life Global Funding
	3.88%, 01/15/09 (e)	1,020
3,080	5.38%, 09/15/13 (e)	3,170
1,100	Principal Life Global Funding I
	2.80%, 06/26/08 (e)	1,050
264	5.13%, 06/28/07 (e)	265
4,729	6.25%, 02/15/12 (e)	5,075

Principal Amount	Security Description	Value

616	Toyota Motor Credit Corp.
	2.88%, 08/01/08	589
1,760	USAA Capital Corp.
	Series B, 7.05%, 11/08/06 (e)	1,803
748	Washington Mutual Financial Corp.
	6.88%, 05/15/11	821

		70,264

Diversified Telecommunication Services — 1.1%
1,012	Bellsouth Capital Funding
	7.75%, 02/15/10	1,128
1,805	Bellsouth Telecommunications
	6.30%, 12/15/15	1,882
3,609	British Telecommunications plc (United Kingdom)
	8.38%, 12/15/10	4,179
2,200	France Telecom S.A. (France)
	7.75%, 03/01/11	2,498
880	GTE Corp.
	7.51%, 04/01/09	954
2,586	Nynex Capital Funding Co.
	Series B, SUB, 8.23%, 10/15/09	2,859
	Sprint Capital Corp.
5,013	6.00%, 01/15/07	5,096
1,012	7.13%, 01/30/06	1,020
1,345	7.63%, 01/30/11	1,505
440	8.38%, 03/15/12	518
616	8.75%, 03/15/32	826
1,188	Telus Corp. (Canada)
	8.00%, 06/01/11	1,359
750	Verizon Florida, Inc.
	Series F, 6.13%, 01/15/13	779
3,629	Verizon Global Funding Corp.
	7.25%, 12/01/10	4,011
647	Verizon Maryland, Inc.
	Series A, 6.13%, 03/01/12	676
968	Verizon Pennsylvania, Inc.
	8.35%, 12/15/30	1,186
937	Verizon Virginia, Inc.
	Series A, 4.63%, 03/15/13	897

		31,373

Electric Utilities — 0.5%
318	Alabama Power Co.
	4.70%, 12/01/10	316
453	American Electric Power Co., Inc.
	Series A, 6.13%, 05/15/06	457
308	Appalachian Power Co.
	6.60%, 05/01/09	326
990	Carolina Power & Light Co.
	5.13%, 09/15/13	997
	Constellation Energy Group, Inc.
1,408	6.35%, 04/01/07	1,440
440	7.00%, 04/01/12	484
1,456	Dominion Resources, Inc.
	Series B, 6.25%, 06/30/12	1,544

Principal Amount	Security Description	Value

1,650	DTE Energy Co.
	Series A, 6.65%, 04/15/09	1,743
	Duke Energy Corp.
2,200	4.20%, 10/01/08	2,166
1,604	5.63%, 11/30/12	1,656
2,211	Exelon Generation Co., LLC
	6.95%, 06/15/11	2,411
255	Kiowa Power Partners LLC
	4.81%, 12/30/13 (e)	247
880	Ohio Valley Electric Corp.
	5.94%, 02/12/06 (e)	885
270	Virginia Electric & Power Co.
	Series A, 5.38%, 02/01/07	272

		14,944

Food Retailing — 0.1%
1,320	Kroger Co. (The)
	8.05%, 02/01/10	1,455

Gas Utilities — 0.0% (g)
802	KeySpan Gas East Corp.
	7.88%, 02/01/10	899

Hotels, Restaurants & Leisure — 0.0% (g)
396	Harrah’s Operating Co., Inc.
	8.00%, 02/01/11	443

Industrial Conglomerates — 0.2%
506	Raychem Corp.
	7.20%, 10/15/08	538
	Tyco International Group S.A. (Bermuda)
2,420	6.38%, 10/15/11	2,580
1,100	6.75%, 02/15/11	1,188

		4,306

Insurance — 0.7%
1,716	American International Group, Inc.
	4.25%, 05/15/13	1,638
	ASIF Global Financing
880	2.65%, 01/17/06 (e)	876
2,640	3.90%, 10/22/08 (e)	2,575
2,552	4.90%, 01/17/13 (e)	2,505
1,980	Jackson National Life Global Funding
	6.13%, 05/30/12 (e)	2,120
1,276	Metropolitan Life Global Funding I
	5.20%, 09/18/13 (e)	1,299
710	MGIC Investment Corp.
	6.00%, 03/15/07	722
2,640	Monumental Global Funding II
	4.38%, 07/30/09 (e)	2,599
1,276	Monumental Global Funding III
	5.20%, 01/30/07 (e)	1,284
528	Nationwide Financial Services
	6.25%, 11/15/11	566
667	Pacific Life Global Funding
	3.75%, 01/15/09 (e)	651
	Protective Life Secured Trust
956	4.00%, 10/07/09	934

Principal Amount	Security Description	Value

2,640	4.00%, 04/01/11	2,538
275	XL Capital Ltd. (Cayman Islands)
	5.25%, 09/15/14	265

		20,572

IT Services — 0.0% (g)
905	First Data Corp.
	3.90%, 10/01/09	882

Media — 0.4%
1,675	Comcast Corp.
	5.50%, 03/15/11	1,707
803	Cox Communications, Inc.
	7.75%, 11/01/10	889
660	Knight-Ridder, Inc.
	7.13%, 06/01/11	714
97	Liberty Media Corp.
	5.70%, 05/15/13	88
3,212	Tele-Communications-TCI Group
	9.80%, 02/01/12	3,950
	Time Warner Cos., Inc.
968	7.48%, 01/15/08	1,022
719	8.18%, 08/15/07	762
1,375	9.15%, 02/01/23	1,776
1,012	Time Warner Entertainment Co. LP
	10.15%, 05/01/12	1,269
200	Time Warner, Inc.
	7.70%, 05/01/32	237

		12,414

Multi-Utilities — 0.1%
240	Commonwealth Edison Co
	6.95%, 07/15/18	249
1,048	PSEG Power LLC
	7.75%, 04/15/11	1,173

		1,422

Oil & Gas — 0.1%
350	Conoco Funding Co. (Canada)
	5.45%, 10/15/06	353
1,980	ConocoPhillips
	8.75%, 05/25/10	2,315

		2,668

Paper & Forest Products — 0.1%
	International Paper Co.
1,496	4.00%, 04/01/10	1,425
701	4.25%, 01/15/09	686
802	Union Camp Corp.
	6.50%, 11/15/07	827
	Weyerhaeuser Co.
97	6.13%, 03/15/07	99
550	6.75%, 03/15/12	594

		3,631

Real Estate — 0.1%
2,116	EOP Operating LP
	6.75%, 02/15/12	2,288

Principal Amount	Security Description	Value

308	ERP Operating LP
	4.75%, 06/15/09	306

		2,594

Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.
950	6.13%, 03/15/09	991
1,120	7.13%, 12/15/10	1,238

		2,229

Supranational — 0.0% (g)
440	Corp. Andina de Fomento
	5.20%, 05/21/13	441

Thrifts & Mortgage Finance — 0.3%
616	Bank United
	Series A, 8.00%, 03/15/09	676
	Countrywide Home Loans, Inc.
1,320	3.25%, 05/21/08	1,271
1,100	Series E, 7.20%, 10/30/06	1,128
2,470	Series L, 4.00%, 03/22/11	2,346
770	Washington Mutual Bank FA
	6.88%, 06/15/11	839
1,439	Washington Mutual, Inc.
	4.20%, 01/15/10	1,404
1,100	World Savings Bank FSB
	4.50%, 06/15/09	1,091

		8,755

Wireless Telecommunication Services — 0.1%
	New Cingular Wireless Services, Inc.
359	7.50%, 05/01/07	374
1,883	7.88%, 03/01/11	2,144

		2,518

	Total Corporate Bonds (Cost $333,497)	325,800

Foreign Government Securities — 0.5%
	United Mexican States (Mexico)
1,832	4.63%, 10/08/08	1,823
475	6.38%, 01/16/13	505
1,000	6.63%, 03/03/15	1,086
3,864	7.50%, 04/08/33	4,473
	Province of Quebec (Canada)
5,059	5.75%, 02/15/09	5,248
1,100	6.50%, 01/17/06	1,108
440	SUB, 7.37%, 03/06/26	562

		14,805

	Total Foreign Government Securities (Cost $14,811)	14,805

Municipal Bond — 0.1%
Illinois — 0.1%
2,400	State of Illinois, Taxable, Pension Fund
	GO, 5.10%, 06/01/33 (Cost $2,423)	2,368

Principal Amount	Security Description	Value

U.S. Government Agency Mortgages — 6.2%
	Federal Home Loan Mortgage Corp. Gold Pool
14,196	4.00%, 05/01/14-05/01/19	13,737
1,023	4.50%, 08/01/18	1,004
6,261	5.50%, 06/01/17-01/01/34	6,268
3,691	6.00%, 04/01/18-01/01/34	3,767
14,588	6.50%, 08/01/16-11/01/34	15,083
4,799	7.00%, 01/01/17-08/01/32	5,012
1,465	7.50%, 09/01/10-11/01/15	1,538
166	8.50%, 11/01/15	179
	Federal Home Loan Mortgage Corp. Pool
-(h)	7.50%, 07/01/16	-(h)
90	12.00%, 08/01/15-07/01/19	98
281	ARM, 4.66%, 07/01/19	287
285	ARM, 4.95%, 04/01/30	292
	Federal National Mortgage Association Pool
6,465	3.50%, 09/01/18-07/01/19	6,011
53,676	4.00%, 09/01/13-12/01/18	51,804
3,535	4.50%, 11/01/14-03/01/19	3,475
3,223	5.00%, 12/01/16-09/01/35	3,199
10,547	5.50%, 06/01/12-03/01/34	10,592
15,120	6.00%, 02/01/14-09/01/33	15,478
8,808	6.50%, 03/01/17-08/01/31	9,103
3,949	7.00%, 03/01/17-02/01/33	4,135
254	7.50%, 03/01/17	269
4,286	8.00%, 11/01/12-11/01/28	4,587
353	9.00%, 05/01/18-04/01/26	386
77	9.50%, 07/01/28	86
613	10.89%, 04/15/19	678
74	12.50%, 01/01/16	81
37	ARM, 3.48%, 01/01/19	38
412	ARM, 4.14%, 09/01/27	416
445	ARM, 4.36%, 03/01/29	446
98	ARM, 4.55%, 03/01/19	100
7,461	ARM, 4.89%, 01/01/35	7,456
753	ARM, 5.01%, 04/01/34	759
	Government National Mortgage Association Pool
2,882	6.50%, 06/15/17-04/15/33	3,001
1,145	7.00%, 02/15/33-06/15/33	1,212
756	7.50%, 11/15/22-11/15/31	802
2,064	8.00%, 01/15/16-09/20/28	2,211
162	8.50%, 07/15/08-05/20/25	176
33	9.00%, 12/15/16-10/15/30	36

	Total U.S. Government Agency Mortgages (Cost $175,270)	173,802

U.S. Government Agency Securities — 0.8%
	Federal Home Loan Mortgage Corp.
2,000	4.00%, 09/15/17	1,908
3,648	4.13%, 07/12/10	3,588
990	5.75%, 01/15/12	1,051
880	6.63%, 09/15/09	947
1,218	6.88%, 09/15/10	1,345
	Federal National Mortgage Association
1,760	5.50%, 03/15/11	1,838

Principal Amount	Security Description	Value

1,000	6.00%, 05/15/08	1,038
1,597	6.13%, 03/15/12	1,734
3,813	6.25%, 02/01/11	4,075
924	6.38%, 06/15/09	981
3,300	6.63%, 09/15/09	3,546
1,034	7.13%, 06/15/10	1,146
4,669	7.25%, 01/15/10	5,157

	Total U.S. Government Agency Securities (Cost $22,778)	28,354

U.S. Treasury Securities — 24.0%
	U.S. Treasury Bonds
1,000	6.25%, 08/15/23	1,196
3,253	7.50%, 11/15/16	4,117
1,320	7.63%, 02/15/25	1,822
4,883	7.88%, 02/15/21	6,642
600	8.13%, 05/15/21	835
3,825	8.75%, 05/15/17	5,299
3,761	8.75%, 08/15/20	5,443
264	8.88%, 02/15/19	378
572	9.25%, 02/15/16	800
2,416	9.88%, 11/15/15	3,487
35,391	10.38%, 11/15/12 (m)	39,790
11,564	11.75%, 11/15/14 (m)	14,818
49,780	12.00%, 08/15/13 (m)	60,212
9,855	12.50%, 08/15/14 (m)	12,744
55,977	12.75%, 11/15/10 (m)	56,550
440	13.25%, 05/15/14 (m)	573
	U.S. Treasury Inflation Indexed Bonds
9,597	3.63%, 04/15/28 (m)	12,556
2,622	3.88%, 01/15/09	2,845
16,752	4.25%, 01/15/10	18,738
	U.S. Treasury Notes
440	3.13%, 09/15/08	427
2,700	3.38%, 02/15/08	2,651
500	3.38%, 10/15/09	485
847	3.50%, 11/15/06	841
1,000	3.50%, 05/31/07	989
2,300	3.50%, 12/15/09	2,237
500	3.63%, 01/15/10	489
35,000	4.00%, 04/15/10	34,681
1,660	5.63%, 05/15/08	1,719
7,202	5.75%, 08/15/10	7,681
10,603	6.00%, 08/15/09	11,276
2,420	6.13%, 08/15/07	2,504
2,200	6.50%, 10/15/06	2,252
34,889	6.50%, 02/15/10 (m)	38,015
440	6.88%, 05/15/06	447
	U.S. Treasury STRIPS
2,420	PO, 05/15/07	2,265
8,271	PO, 05/15/08	7,426
1,700	PO, 05/15/09	1,463
6,533	PO, 11/15/09	5,483
11,972	PO, 02/15/10	9,998
8,767	PO, 02/15/11	7,014

Principal Amount	Security Description	Value

20,830	PO, 05/15/11	16,502
31,538	PO, 05/15/12	23,862
8,743	PO, 11/15/12	6,464
32,239	PO, 02/15/13	23,497
3,000	PO, 05/15/13	2,160
8,429	PO, 08/15/13	5,999
34,747	PO, 02/15/14 (m)	24,103
6,991	PO, 05/15/14 (m)	4,793
37,846	PO, 08/15/14 (m)	25,640
16,926	PO, 11/15/14 (m)	11,332
14,926	PO, 02/15/15 (m)	9,865
4,235	PO, 05/15/15	2,776
15,887	PO, 08/15/15	10,261
6,359	PO, 11/15/15	4,066
32,727	PO, 11/15/15	20,863
59,442	PO, 02/15/16	37,399
10,463	PO, 05/15/16	6,503
2,068	PO, 08/15/16	1,270
11,839	PO, 11/15/16	7,180
10,866	PO, 02/15/17	6,509
1,050	PO, 05/15/17	621
3,750	PO, 11/15/17	2,161
37,041	PO, 05/15/18	20,817
13,083	PO, 02/15/19	7,077
792	PO, 02/15/22	369
6,181	PO, 02/15/23	2,745

	Total U.S. Treasury Obligations (Cost $690,321)	674,022

	Total Long-Term Investments (Cost $2,591,278 )	2,540,578

Shares

Short-Term Investment — 8.2%
Investment Company — 8.2%
230,108	JPMorgan Liquid Assets Money Market Fund (b) (Cost $230,108)	$230,108

Total Investments — 98.7% (Cost $2,821,387)		2,770,686
Other Assets in Excess of Liabilities — 1.3%		36,870

Net Assets — 100.0%		$2,807,556

Percentages indicated are based on net assets.
Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.

GO	General Obligation Bond

HB	High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Shares.

SUB	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2005.

VAR	Variable. The interest rate shown is the rate in effect at September 30, 2005.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,977
Aggregate gross unrealized depreciation	(54,678)

Net unrealized appreciation/depreciation	$(50,701)

Federal income tax cost of investments	$2,821,387

JPMorgan Equity Index Trust
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Long-Term Investments — 99.4%
Common Stocks — 99.4%
Aerospace & Defense — 2.2%
31	Boeing Co.	$2,080
8	General Dynamics Corp.	900
5	Goodrich Corp.	200
32	Honeywell International, Inc.	1,196
4	L-3 Communications Holdings, Inc.	351
14	Lockheed Martin Corp.	828
13	Northrop Grumman Corp.	724
17	Raytheon Co.	640
7	Rockwell Collins, Inc.	319
38	United Technologies Corp.	1,981

		9,219

Air Freight & Logistics — 0.9%
11	FedEx Corp.	979
2	Ryder System, Inc.	81
41	United Parcel Service, Inc., Class B	2,849

		3,909

Airlines — 0.1%
26	Southwest Airlines Co.	384

Auto Components — 0.2%
2	Cooper Tire & Rubber Co.	34
6	Dana Corp.	52
21	Delphi Corp.	58
7	Goodyear Tire & Rubber Co. (The) (a)	102
7	Johnson Controls, Inc.	448
5	Visteon Corp.	47

		741

Automobiles — 0.4%
69	Ford Motor Co.	681
21	General Motors Corp.	645
10	Harley-Davidson, Inc.	494

		1,820

Beverages — 2.2%
29	Anheuser-Busch Cos., Inc.	1,247
3	Brown-Forman Corp., Class B	182
77	Coca-Cola Co. (The)	3,340
11	Coca-Cola Enterprises, Inc.	218
7	Constellation Brands, Inc., Class A (a)	191
2	Molson Coors Brewing Co.	139
5	Pepsi Bottling Group, Inc.	147
62	PepsiCo, Inc.	3,528

		8,992

Biotechnology — 1.5%
46	Amgen, Inc. (a)	3,660

Shares	Security Description	Value

7	Applera Corp.- Applied Biosystems Group	170
13	Biogen Idec, Inc. (a)	497
4	Chiron Corp. (a)	175
10	Genzyme Corp. (a)	682
17	Gilead Sciences, Inc. (a)	830
9	MedImmune, Inc. (a)	308

		6,322

Building Products — 0.2%
7	American Standard Cos., Inc.	318
16	Masco Corp.	493

		811

Capital Markets — 2.9%
29	Bank of New York Co., Inc. (The)	852
4	Bear Stearns Cos., Inc. (The)	456
39	Charles Schwab Corp. (The)	559
14	E*Trade Financial Corp. (a)	242
3	Federated Investors, Inc., Class B	105
6	Franklin Resources, Inc.	465
17	Goldman Sachs Group, Inc.	2,110
8	Janus Capital Group, Inc.	120
10	Lehman Brothers Holdings, Inc.	1,178
16	Mellon Financial Corp.	498
35	Merrill Lynch & Co., Inc.	2,120
40	Morgan Stanley	2,182
7	Northern Trust Corp.	350
12	State Street Corp.	602
5	T. Rowe Price Group, Inc.	315

		12,154

Chemicals — 1.5%
8	Air Products & Chemicals, Inc.	457
3	Ashland, Inc.	152
36	Dow Chemical Co. (The)	1,497
3	Eastman Chemical Co.	143
7	Ecolab, Inc.	218
37	El Du Pont de Nemours & Co.	1,454
5	Engelhard Corp.	126
4	Hercules, Inc. (a)	52
3	International Flavors & Fragrances, Inc.	108
10	Monsanto Co.	628
6	PPG Industries, Inc.	377
12	Praxair, Inc.	576
5	Rohm & Haas Co.	224
3	Sigma-Aldrich Corp.	161

		6,173

Commercial Banks — 5.4%
13	AmSouth Bancorp	331
150	Bank of America Corp.	6,303
20	BB&T Corp.	795
6	Comerica, Inc.	369
5	Compass Bancshares, Inc.	212
21	Fifth Third Bancorp	763
5	First Horizon National Corp.	169

Shares	Security Description	Value

9	Huntington Bancshares, Inc.	193
15	Keycorp	490
3	M&T Bank Corp.	314
8	Marshall & Ilsley Corp.	334
21	National City Corp.	710
18	North Fork Bancorp, Inc.	455
11	PNC Financial Services Group, Inc.	630
17	Regions Financial Corp.	534
14	SunTrust Banks, Inc.	939
12	Synovus Financial Corp.	321
68	U.S. Bancorp	1,912
59	Wachovia Corp.	2,795
63	Wells Fargo & Co.	3,683
3	Zions Bancorp	241

		22,493

Commercial Services & Supplies — 0.9%
8	Allied Waste Industries, Inc. (a)	68
5	Apollo Group, Inc., Class A (a)	364
4	Avery Dennison Corp.	216
39	Cendant Corp.	804
5	Cintas Corp.	212
5	Equifax, Inc.	169
12	H&R Block, Inc.	290
5	Monster Worldwide, Inc. (a)	139
9	Pitney Bowes, Inc.	355
8	R.R. Donnelley & Sons Co.	296
6	Robert Half International, Inc.	225
21	Waste Management, Inc.	600

		3,738

Communications Equipment — 2.8%
4	ADC Telecommunications, Inc. (a)	99
6	Andrew Corp. (a)	67
16	Avaya, Inc. (a)	163
22	CIENA Corp. (a)	57
238	Cisco Systems, Inc. (a)	4,269
8	Comverse Technology, Inc. (a)	198
55	Corning, Inc. (a)	1,061
61	JDS Uniphase Corp. (a)	136
166	Lucent Technologies, Inc. (a)	538
92	Motorola, Inc.	2,033
61	QUALCOMM, Inc.	2,717
6	Scientific-Atlanta, Inc.	213
17	Tellabs, Inc. (a)	176

		11,727

Computers & Peripherals — 3.7%
31	Apple Computer, Inc. (a)	1,658
89	Dell, Inc. (a)	3,054
90	EMC Corp. (a)	1,162
10	Gateway, Inc. (a)	27
107	Hewlett-Packard Co.	3,116
59	International Business Machines Corp.	4,771
4	Lexmark International, Inc., Class A (a)	270
7	NCR Corp. (a)	221

Shares	Security Description	Value

14	Network Appliance, Inc. (a)	325
3	QLogic Corp. (a)	117
127	Sun Microsystems, Inc. (a)	498

		15,219

Construction & Engineering — 0.1%
3	Fluor Corp.	210

Construction Materials — 0.1%
4	Vulcan Materials Co.	284

Consumer Finance — 1.4%
46	American Express Co.	2,654
11	Capital One Financial Corp.	855
47	MBNA Corp.	1,154
11	Providian Financial Corp. (a)	194
16	SLM Corp.	833

		5,690

Containers & Packaging — 0.2%
4	Ball Corp.	148
4	Bemis Co.	99
6	Pactiv Corp. (a)	97
3	Sealed Air Corp. (a)	145
4	Temple-Inland, Inc.	174

		663

Distributors — 0.1%
6	Genuine Parts Co.	278

Diversified Financial Services — 3.5%
7	CIT Group, Inc.	339
193	Citigroup, Inc.	8,770
131	JPMorgan Chase & Co. (q)	4,442
9	Moody’s Corp.	480
10	Principal Financial Group	494

		14,525

Diversified Telecommunication Services — 3.1%
14	Alltel Corp.	925
30	AT&T Corp.	592
68	BellSouth Corp.	1,794
5	CenturyTel, Inc.	168
13	Citizens Communications Co.	173
57	Qwest Communications International, Inc. (a)	233
123	SBC Communications, Inc.	2,952
109	Sprint Nextel Corp.	2,600
103	Verizon Communications, Inc.	3,369

		12,806

Electric Utilities — 2.5%
6	Allegheny Energy, Inc. (a)	186
8	Ameren Corp.	408
15	American Electric Power Co., Inc.	581
12	CenterPoint Energy, Inc.	171
7	Cinergy Corp.	331
9	Consolidated Edison, Inc.	441
7	DTE Energy Co.	306
12	Edison International	573

Shares	Security Description	Value

8	Entergy Corp.	576
25	Exelon Corp.	1,334
12	FirstEnergy Corp.	639
15	FPL Group, Inc.	701
14	PG&E Corp.	547
4	Pinnacle West Capital Corp.	163
14	PPL Corp.	458
9	Progress Energy, Inc.	420
28	Southern Co. (The)	994
8	TECO Energy, Inc.	140
9	TXU Corp.	1,011
15	Xcel Energy, Inc.	294

		10,274

Electrical Equipment — 0.4%
6	American Power Conversion Corp.	164
3	Cooper Industries Ltd. (Bermuda), Class A	242
15	Emerson Electric Co.	1,108
7	Rockwell Automation, Inc.	359

		1,873

Electronic Equipment & Instruments — 0.3%
18	Agilent Technologies, Inc. (a)	603
6	Jabil Circuit, Inc. (a)	199
5	Molex, Inc.	145
20	Sanmina-SCI Corp. (a)	84
36	Solectron Corp. (a)	142
9	Symbol Technologies, Inc.	88
3	Tektronix, Inc.	79

		1,340

Energy Equipment & Services — 1.6%
13	Baker Hughes, Inc.	757
12	BJ Services Co.	433
19	Halliburton Co.	1,301
6	Nabors Industries Ltd. (Bermuda) (a)	419
6	National-Oilwell Varco, Inc. (a)	427
5	Noble Corp. (Cayman Islands)	347
4	Rowan Cos., Inc.	144
22	Schlumberger Ltd. (Netherlands)	1,851
12	Transocean, Inc. (Cayman Islands) (a)	749
5	Weatherford International Ltd. (a)	351

		6,779

Food & Staples Retailing — 2.3%
14	Albertson’s, Inc.	353
18	Costco Wholesale Corp.	770
30	CVS Corp.	879
27	Kroger Co. (The) (a)	555
17	Safeway, Inc.	427
5	Supervalu, Inc.	158
24	Sysco Corp.	739
93	Wal-Mart Stores, Inc.	4,079
38	Walgreen Co.	1,654

		9,614

Shares	Security Description	Value

Food Products — 1.1%
24	Archer-Daniels-Midland Co.	597
7	Campbell Soup Co.	204
19	ConAgra Foods, Inc.	478
14	General Mills, Inc.	656
7	Hershey Foods Corp.	386
13	HJ Heinz Co.	464
10	Kellogg Co.	442
5	McCormick & Co., Inc. (Non-Voting)	161
29	Sara Lee Corp.	555
9	Tyson Foods, Inc., Class A	170
7	Wm. Wrigley Jr. Co.	479

		4,592

Gas Utilities — 0.1%
7	KeySpan Corp.	240
2	Nicor, Inc.	68
10	NiSource, Inc.	246
1	Peoples Energy Corp.	54

		608

Health Care Equipment & Supplies — 2.1%
2	Bausch & Lomb, Inc.	158
23	Baxter International, Inc.	925
9	Becton, Dickinson & Co.	489
9	Biomet, Inc.	323
22	Boston Scientific Corp. (a)	514
4	C.R. Bard, Inc.	260
5	Fisher Scientific International, Inc. (a)	285
12	Guidant Corp.	846
6	Hospira, Inc. (a)	245
45	Medtronic, Inc.	2,419
2	Millipore Corp. (a)	121
5	PerkinElmer, Inc.	99
14	St. Jude Medical, Inc. (a)	634
11	Stryker Corp.	534
6	Thermo Electron Corp. (a)	185
4	Waters Corp. (a)	178
9	Zimmer Holdings, Inc. (a)	636

		8,851

Health Care Providers & Services — 2.9%
11	Aetna, Inc.	932
4	AmerisourceBergen Corp.	298
16	Cardinal Health, Inc.	1,006
17	Caremark Rx, Inc. (a)	838
5	Cigna Corp.	564
4	Coventry Health Care, Inc. (a)	346
6	Express Scripts, Inc. (a)	344
17	HCA, Inc.	806
9	Health Management Associates, Inc., Class A	216
6	Humana, Inc. (a)	288
8	IMS Health, Inc.	211
5	Laboratory Corp. of America Holdings (a)	244
3	Manor Care, Inc.	114

Shares	Security Description	Value

11	McKesson Corp.	545
11	Medco Health Solutions, Inc. (a)	621
6	Quest Diagnostics, Inc.	311
17	Tenet Healthcare Corp. (a)	196
47	UnitedHealth Group, Inc.	2,646
23	WellPoint, Inc. (a)	1,736

		12,262

Hotels, Restaurants & Leisure — 1.4%
16	Carnival Corp.	803
5	Darden Restaurants, Inc.	153
7	Harrah’s Entertainment, Inc.	446
12	Hilton Hotels Corp.	273
13	International Game Technology	342
6	Marriott International, Inc., Class A	400
47	McDonald’s Corp.	1,558
14	Starbucks Corp. (a)	719
8	Starwood Hotels & Resorts Worldwide, Inc.	463
4	Wendy’s International, Inc.	194
11	Yum! Brands, Inc.	513

		5,864

Household Durables — 0.7%
3	Black & Decker Corp.	248
5	Centex Corp.	309
10	D.R. Horton, Inc.	367
5	Fortune Brands, Inc.	441
3	KB Home	208
7	Leggett & Platt, Inc.	142
3	Maytag Corp.	55
10	Newell Rubbermaid, Inc.	233
8	Pulte Homes, Inc.	342
2	Snap-On, Inc.	76
3	Stanley Works (The)	129
2	Whirlpool Corp.	185

		2,735

Household Products — 1.9%
6	Clorox Co.	313
19	Colgate-Palmolive Co.	1,020
18	Kimberly-Clark Corp.	1,059
95	Procter & Gamble Co.	5,657

		8,049

Industrial Conglomerates — 4.3%
29	3M Co.	2,093
395	General Electric Co.	13,299
5	Textron, Inc.	361
75	Tyco International Ltd. (Bermuda)	2,101

		17,854

Insurance — 4.5%
11	ACE Ltd. (Cayman Islands)	504
19	Aflac, Inc.	849
24	Allstate Corp. (The)	1,351
4	AMBAC Financial Group, Inc.	284
97	American International Group, Inc.	5,989

Shares	Security Description	Value

12	AON Corp.	382
7	Chubb Corp.	666
6	Cincinnati Financial Corp.	272
11	Hartford Financial Services Group, Inc.	860
5	Jefferson-Pilot Corp.	259
6	Lincoln National Corp.	336
5	Loews Corp.	465
20	Marsh & McLennan Cos., Inc.	607
5	MBIA, Inc.	300
28	Metlife, Inc.	1,406
7	Progressive Corp. (The)	772
19	Prudential Financial, Inc.	1,289
5	Safeco Corp.	249
25	St. Paul Travelers Cos., Inc. (The)	1,128
4	Torchmark Corp.	206
11	UnumProvident Corp.	227
5	XL Capital Ltd. (Cayman Islands), Class A	355

		18,756

Internet & Catalog Retail — 0.4%
41	eBay, Inc. (a)	1,706

Internet Software & Services — 0.4%
47	Yahoo!, Inc. (a)	1,580

Investment Company — 0.1%
4	S&P 500 Depositary Receipts	461

IT Services — 1.0%
5	Affiliated Computer Services, Inc., Class A (a)	258
22	Automatic Data Processing, Inc.	931
7	Computer Sciences Corp. (a)	328
5	Convergys Corp. (a)	75
19	Electronic Data Systems Corp.	434
29	First Data Corp.	1,150
7	Fiserv, Inc. (a)	321
12	Paychex, Inc.	460
5	Sabre Holdings Corp., Class A	99
13	Unisys Corp. (a)	84

		4,140

Leisure Equipment & Products — 0.2%
4	Brunswick Corp.	138
11	Eastman Kodak Co.	260
7	Hasbro, Inc.	130
15	Mattel, Inc.	251

		779

Machinery — 1.4%
25	Caterpillar, Inc.	1,479
2	Cummins, Inc.	149
9	Danaher Corp.	477
9	Deere & Co.	551
8	Dover Corp.	308
6	Eaton Corp.	350
8	Illinois Tool Works, Inc.	640
13	Ingersoll-Rand Co., Ltd. (Bermuda), Class A	479
3	ITT Industries, Inc.	395

Shares	Security Description	Value

2	Navistar International Corp. (a)	75
6	PACCAR, Inc.	431
5	Pall Corp.	128
4	Parker-Hannifin Corp.	289

		5,751

Media — 3.5%
20	Clear Channel Communications, Inc.	666
82	Comcast Corp., Class A (a)	2,404
2	Dow Jones & Co., Inc.	84
9	Gannett Co., Inc.	625
16	Interpublic Group of Cos., Inc. (a)	183
3	Knight Ridder, Inc.	154
14	McGraw-Hill Cos., Inc. (The)	667
2	Meredith Corp.	77
5	New York Times Co., Class A	161
91	News Corp., Class A	1,422
7	Omnicom Group, Inc.	569
175	Time Warner, Inc.	3,167
10	Tribune Co.	335
9	Univision Communications, Inc., Class A (a)	229
59	Viacom, Inc., Class B	1,949
75	Walt Disney Co.	1,808

		14,500

Metals & Mining — 0.7%
32	Alcoa, Inc.	793
3	Allegheny Technologies, Inc.	99
7	Freeport-McMoRan Copper & Gold, Inc., Class B	319
17	Newmont Mining Corp.	783
6	Nucor Corp.	346
4	Phelps Dodge Corp.	473
4	United States Steel Corp.	181

		2,994

Multi-Utilities — 1.0%
24	AES Corp. (The) (a)	400
21	Calpine Corp. (a)	55
8	CMS Energy Corp. (a)	135
7	Constellation Energy Group, Inc.	406
13	Dominion Resources, Inc.	1,098
34	Duke Energy Corp.	1,006
11	Dynegy, Inc., Class A (a)	50
9	Public Service Enterprise Group, Inc.	575
10	Sempra Energy	450

		4,175

Multiline Retail — 1.1%
4	Big Lots, Inc. (a)	47
2	Dillards, Inc., Class A	51
12	Dollar General Corp.	219
6	Family Dollar Stores, Inc.	121
10	Federated Department Stores, Inc.	658
9	J.C. Penney Co., Inc.	442
13	Kohl’s Corp. (a)	644
8	Nordstrom, Inc.	284

Shares	Security Description	Value

4	Sears Holdings Corp. (a)	477
33	Target Corp.	1,713

		4,656

Office Electronics — 0.1%
36	Xerox Corp. (a)	488

Oil, Gas & Consumable Fuels — 8.6%
3	Amerada Hess Corp.	404
9	Anadarko Petroleum Corp.	844
12	Apache Corp.	925
14	Burlington Resources, Inc.	1,154
84	Chevron Corp.	5,432
52	ConocoPhillips	3,628
17	Devon Energy Corp.	1,161
25	El Paso Corp.	341
9	EOG Resources, Inc.	670
235	Exxon Mobil Corp.	14,925
4	Kerr-McGee Corp.	414
4	Kinder Morgan, Inc.	343
14	Marathon Oil Corp.	937
6	Murphy Oil Corp.	306
15	Occidental Petroleum Corp.	1,269
5	Sunoco, Inc.	401
11	Valero Energy Corp.	1,289
21	Williams Cos., Inc.	535
13	XTO Energy, Inc.	612

		35,590

Paper & Forest Products — 0.4%
10	Georgia-Pacific Corp.	331
18	International Paper Co.	543
4	Louisiana-Pacific Corp.	115
7	MeadWestvaco Corp.	188
9	Weyerhaeuser Co.	629

		1,806

Personal Products — 0.6%
3	Alberto-Culver Co.	126
18	Avon Products, Inc.	474
33	Gillette Co. (The)	1,948

		2,548

Pharmaceuticals — 6.6%
58	Abbott Laboratories	2,454
5	Allergan, Inc.	446
73	Bristol-Myers Squibb Co.	1,752
42	Eli Lilly & Co.	2,260
13	Forest Laboratories, Inc. (a)	493
111	Johnson & Johnson	7,011
9	King Pharmaceuticals, Inc. (a)	139
82	Merck & Co., Inc.	2,227
8	Mylan Laboratories, Inc.	157
275	Pfizer, Inc.	6,857
55	Schering-Plough Corp.	1,158
4	Watson Pharmaceuticals, Inc. (a)	144

Shares	Security Description	Value

50	Wyeth	2,310

		27,408

Real Estate — 0.7%
4	Apartment Investment & Management Co. REIT	139
8	Archstone-Smith Trust REIT	314
15	Equity Office Properties Trust REIT	500
11	Equity Residential REIT	404
7	Plum Creek Timber Co., Inc. REIT	259
9	Prologis REIT	410
3	Public Storage, Inc. REIT	206
7	Simon Property Group, Inc. REIT	506
4	Vornado Realty Trust REIT	380

		3,118

Road & Rail — 0.6%
14	Burlington Northern Santa Fe Corp.	835
8	CSX Corp.	377
15	Norfolk Southern Corp.	611
10	Union Pacific Corp.	704

		2,527

Semiconductors & Semiconductor Equipment — 3.3%
15	Advanced Micro Devices, Inc. (a)	374
14	Altera Corp. (a)	265
14	Analog Devices, Inc.	517
60	Applied Materials, Inc.	1,026
11	Applied Micro Circuits Corp. (a)	34
10	Broadcom Corp., Class A (a)	492
15	Freescale Semiconductor, Inc., Class B (a)	356
227	Intel Corp.	5,597
7	KLA-Tencor Corp.	361
11	Linear Technology Corp.	428
15	LSI Logic Corp. (a)	144
12	Maxim Integrated Products, Inc.	520
23	Micron Technology, Inc. (a)	305
13	National Semiconductor Corp.	336
5	Novellus Systems, Inc. (a)	129
6	Nvidia Corp. (a)	215
7	PMC-Sierra, Inc. (a)	60
7	Teradyne, Inc. (a)	121
60	Texas Instruments, Inc.	2,049
13	Xilinx, Inc.	363

		13,692

Software — 3.6%
18	Adobe Systems, Inc.	545
9	Autodesk, Inc.	397
8	BMC Software, Inc. (a)	171
6	Citrix Systems, Inc. (a)	161
17	Computer Associates International, Inc.	480
15	Compuware Corp. (a)	138
11	Electronic Arts, Inc. (a)	643
7	Intuit, Inc. (a)	304
3	Mercury Interactive Corp. (a)	129
343	Microsoft Corp.	8,833

Shares	Security Description	Value

14	Novell, Inc. (a)	106
141	Oracle Corp. (a)	1,741
10	Parametric Technology Corp. (a)	71
19	Siebel Systems, Inc.	201
45	Symantec Corp. (a)	1,011

		14,931

Specialty Retail — 2.2%
7	Autonation, Inc. (a)	135
2	AutoZone, Inc. (a)	175
11	Bed Bath & Beyond, Inc. (a)	442
15	Best Buy Co., Inc.	656
6	Circuit City Stores, Inc.	105
22	Gap, Inc. (The)	376
80	Home Depot, Inc.	3,042
13	Limited Brands, Inc.	265
29	Lowe’s Cos., Inc.	1,870
12	Office Depot, Inc. (a)	349
3	OfficeMax, Inc.	85
5	RadioShack Corp.	123
4	Sherwin-Williams Co. (The)	188
27	Staples, Inc.	585
5	Tiffany & Co.	213
17	TJX Cos., Inc.	356

		8,965

Textiles, Apparel & Luxury Goods — 0.4%
14	Coach, Inc. (a)	445
4	Jones Apparel Group, Inc.	126
4	Liz Claiborne, Inc.	156
7	Nike, Inc., Class B	584
2	Reebok International Ltd.	110
3	V.F. Corp.	194

		1,615

Thrifts & Mortgage Finance — 1.5%
22	Countrywide Financial Corp.	732
36	Fannie Mae	1,617
26	Freddie Mac	1,454
10	Golden West Financial Corp.	566
3	MGIC Investment Corp.	221
13	Sovereign Bancorp, Inc.	296
33	Washington Mutual, Inc.	1,285

		6,171

Tobacco — 1.5%
77	Altria Group, Inc.	5,698
3	Reynolds American, Inc.	262
6	UST, Inc.	257

		6,217

Trading Companies & Distributors — 0.0%
3	Grainger (W.W.), Inc.	179

	Total Long-Term Investments	413,606

	(Cost $404,280)

Shares	Security Description	Value

Short-Term Investment — 0.6%
Investment Company — 0.5%
2,175	JPMorgan Liquid Assets Money Market Fund (b) (m)	2,175

Principal Amount
U.S. Treasury — 0.1%
195	U.S. Treasury Bills, 3.53%, 11/03/05 (k) (n)	195

	Total Short-Term Investments
	(Cost $2,369)	2,370
Total Investments — 100.0%
(Cost $406,649)		$415,976
Other Assets in Excess of Liabilities — 0.0%		148

Net Assets — 100.0%		$416,124

Percentages indicated are based on net assets.
Abbreviations:
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(q)	Investment in affiliated.
REIT     Real Estate Investment Trust
Futures Contracts
(Amounts in thousands, except number of contracts)

			Notional Value	Unrealized
			at 09/30/05	Depreciation
Number of Contracts	Description	Expiration Date	(USD)	(USD)

7	S & P 500 Index	December, 2005	2,160	$(5)

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,883
Aggregate gross unrealized depreciation	(19,556)

Net unrealized appreciation/depreciation	$9,327

Federal income tax cost of investments	$406,649

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.
ITEM 3. EXHIBITS.
CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
JPMorgan Institutional Trust

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
November 23, 2005
Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
November 23, 2005

By:	/s/ Stephanie Dorsey

Stephanie Dorsey
Treasurer and Principal Financial Officer
November 23, 2005